                    Metropolitan
                    Series Fund, Inc.

                    ------------------------------------------------------------












                    ------------------------------------------------------------

                    December 1996

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
President's Letter
-------------------------------------------------------------------------------

Dear Investor:

We are pleased to present the December 31, 1996, Annual Report of the Metropolitan Series Fund, Inc. This Report begins with an overview of the domestic U.S. and international economies during 1996 after which follow details for each Portfolio, including a listing of assets, investments and other Portfolio characteristics.

---------------------------
    Economic Review
---------------------------

The U.S. economy in 1996 continued to grow with surprising vigor. The domestic economy expanded into its sixth consecutive year, without significant inflation. Capital spending was steady and consumer fundamentals such as growth in jobs, income and wealth were good. With inflation under control, the Federal Reserve stood pat on interest rates, with its eye primarily on wages. The dollar strengthened against foreign currencies.

The outlook early in 1997 indicates that the economy is continuing to grow, at a moderate pace. Corporate profits are expected to advance but more modestly than during 1996. Companies capable of delivering sustained above-average earnings growth are most likely to attract investment. Without stronger growth around the world, and absent wage pressures, which may yet occur, the economy does not appear likely to overheat.

---------------------------
    U.S. Stock Market
---------------------------

The stock market measured by the Dow Jones and the Standard & Poor's 500 Composite Stock Price Index (S&P 500) produced the best performance in over forty years. Since stock leadership was actually quite narrow, a compounded total return of over 20% was somewhat misleading. While several large companies had very strong returns, dominating the market capitalization-weighted indices, many other stocks delivered mediocre results or even declined in value. The 50 best performers in the S&P 500 accounted for nearly 60% of its overall return. NASDAQ returns were tightly focused around a few large company leaders. Most portfolio managers did not keep pace with the overall market.

---------------------------
     U.S. Bond Market
---------------------------

Bonds turned in a mediocre performance in 1996 with several indices indicating total returns of 4% or less. Some foreign bonds and high yield securities did produce attractive results. The bond market reflected stable Federal Reserve policy as the economy continued to grow through confident consumer spending. Inflation and wages were controlled and commodity prices were stable.

---------------------------
   International Markets
---------------------------

Weak growth persisted abroad throughout the year, especially in Japan and continental Europe, effectively dampening U.S. inflationary pressures and attracting more foreign capital into our markets. About two-thirds of U.S. net borrowing was funded by international investment.

Japan's economic recovery did not materialize. The policy that propped up its corporations and banks was set to tighten at the end of the Japanese government's fiscal year on March 31, 1997. No improvement was visible in the Japanese stock market. Europe continued to struggle with a tightening fiscal policy led by members of the European Monetary Union. There were few signs of improvement. The United Kingdom showed earnings growth, but an uncertain political scene.

Growth in Canada and Mexico picked up, but was not expected to help the U.S. trade deficit. China, growing in importance as a U.S. trading partner, has been preparing to take over the governance of Hong Kong. China also became a large holder of dollar reserves and an active buyer of U.S. Treasury bonds. Southeast Asian countries benefited from U.S. mutual fund investing. We expect gradual improvement for growth abroad.

Despite challenging market conditions, the portfolios performed well, if defensively. We look forward to 1997 bringing broader stock market opportunities. We are committed to helping you realize your financial goals.


Sincerely,

/s/ Jeffrey J. Hodgman

Jeffrey J. Hodgman
Chairman, President and Chief Executive Officer

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
METROPOLITAN SERIES FUND GROWTH PORTFOLIO

The Portfolio finished strong, among the top third of its fund category for the 12-month period. Throughout the year, the manager seeking to achieve consistently competitive returns, reduced the number of holdings of large, growth company stocks. During the fourth quarter, investor interest narrowed to the largest blue chip companies in the stock indices. Value stocks outperformed during that period, before growth made a strong comeback.

John T. Wilson became portfolio manager in December 1996. At year-end, the Portfolio held 64 stocks, continuing to focus on strong corporate leaders across a broad spectrum of businesses. Heaviest investment was in consumer staple products with steady demand and in technology stocks. There was selective focus on energy and entertainment issues. The manager also reduced the median market size of investments to take advantage of better valuations.

    INVESTMENT OBJECTIVE

To seek long-term growth of capital and income and moderate current income.

   UNDERLYING INVESTMENTS

Invests primarily in common stocks believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

                        PORTFOLIO COMPOSITION & TOTAL
                        RETURN AS OF DECEMBER 31, 1996

                     NET ASSETS  $1.6 billion

                                  COMPOSITION

                               TOP TEN HOLDINGS

                                                                     % OF TOTAL
SECURITY                                                             NET ASSETS
--------                                                             ----------
BankAmerica Corp. ..................................................    3.21%
Citicorp............................................................    2.94%
Schlumberger Ltd. ..................................................    2.93%
General Electric Co. ...............................................    2.50%
Monsanto Co. .......................................................    2.44%
International Business Machines Corp. ..............................    2.42%
COMPAQ Computer Corp. ..............................................    2.18%
Burlington Resources, Inc. .........................................    2.08%
Du Pont (E.I.) de Nemours & Co. ....................................    2.08%
Rohm & Haas Co. ....................................................    2.06%

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in the securities or industries listed.
                              PERFORMANCE SUMMARY

Comparison of Change in Value of a $10,000 Investment in the Growth Portfolio and the S&P 500 Index from 12/31/86 to 12/31/96.

                         AVERAGE ANNUAL TOTAL RETURNS

        1yr.                             5yr.                                                    10yr.
       22.18%                           14.97%                                                   14.77%
                                    [CHART]

The above graph does not include withdrawal or surrender charges and Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-1

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
METROPOLITAN SERIES FUND INCOME PORTFOLIO

The Portfolio performed in the top quintile of its competing funds over the 12-month period. While the investing environment was difficult for bonds throughout the year, the manager held defensive positions that were less sensitive to interest rate changes than the market average. The Portfolio continued to benefit from modest investments in foreign securities and in bonds below investment-grade. However, with more than half of its assets invested in U.S. Treasury bonds, the average quality of all holdings remained high.

At year-end, the economic outlook reflected continuing moderate growth, with inflation behaving well and the Federal Reserve maintaining its policy on short-term interest rates. The manager planned to hold securities that would mirror the market average if interest rates changed.

During 1996, the manager selected the Lehman Brothers Government/Corporate Bond Index as its benchmark for comparing Portfolio performance. He determined that this Index more accurately reflected the risk/return characteristics of fixed income funds against which the Income Portfolio competes. The former benchmark was the Lehman Brothers Aggregate Index, which is also presented below for this transitional year.

    INVESTMENT OBJECTIVE

To achieve the highest possible total return by combining current income with capital gains, consistent with prudent investment risk and preservation of capital.

   UNDERLYING INVESTMENTS

Invests primarily in fixed income, high-quality debt securities.

                        PORTFOLIO COMPOSITION & TOTAL
                        RETURN AS OF DECEMBER 31, 1996

                  NET ASSETS           $383.4 million
                  AVERAGE BOND QUALITY AA+

                             PERFORMANCE SUMMARY

                     Comparison of Change in Value of a
                     $10,000 Investment in the Income
                     Portfolio, Lehman Brothers
                     Aggregate Index and the Lehman
                     Brothers Government/Corporate Bond
                     Index from 12/31/86 to 12/31/96.

                         AVERAGE ANNUAL TOTAL RETURNS

                     1yr.                      5yr.                                        10yr.
                     3.60%                     7.39%                                       8.40%

                                    [CHART]
                     The above graph does not include
                     withdrawal or surrender charges and
                     Separate Account expenses (general
                     administrative expenses and
                     mortality and expense risk charges
                     or cost of insurance charges). If
                     performance information included
                     the effect of these additional
                     charges, performance would have
                     been lower. Past performance is no
                     guarantee of future results.
                     Principal value and investment
                     return will vary and you may have a
                     gain or loss when you withdraw your
                     money.

                                     MDA-2

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
METROPOLITAN SERIES FUND MONEY MARKET PORTFOLIO

The Federal Reserve's fund's target for the second half of 1996 stayed firmly at 5.25%. Investments in the short end of the yield curve could hardly earn more than that, even before expenses were levied against these types of investments. Short rates did inch another quarter point higher in the last month of the year, which is a typical year-end response. Even then, the expected rise never materialized to the same extent as former years.

In short, money market mutual fund returns were uneventful. However, despite low market returns, the Portfolio yielded a rate of return that was 2% higher than the rate of inflation.

The steadiness of low inflation and the stability of Federal Reserve's funds, the very factors causing the equity markets to explode and the bond market to vacillate in disbelief, suggest the course of short rates going forward. In 1997 short-term investments should remain quite steady as forces that may cause rates to rise, such as a growing economy, will be offset by forces that may cause the rates to decline, such as lowering inflation expectations.

    INVESTMENT OBJECTIVE

To achieve the highest possible current income consistent with preservation of capital and maintenance of liquidity.

   UNDERLYING INVESTMENTS

Invests primarily in short-term money market instruments.

                        PORTFOLIO COMPOSITION & TOTAL
                        RETURN AS OF DECEMBER 31, 1996

                     NET ASSETS  $41.6 million

                             PERFORMANCE SUMMARY

                     Comparison of Change in Value of a
                     $10,000 Investment in the Money
                     Market Portfolio and the IBC's
                     Money Fund Report Averages(TM)/All
                     Taxable 30 Day* from 12/31/86 to
                     12/31/96.

                         AVERAGE ANNUAL TOTAL RETURNS

                     1yr.                      5yr.                                        10yr.
                     5.01%                     4.21%                                       5.83%

                                    [CHART]
                     The above graph does not include
                     withdrawal or surrender charges and
                     Separate Account expenses (general
                     administrative expenses and
                     mortality and expense risk charges
                     or cost of insurance charges). If
                     performance information included
                     the effect of these additional
                     charges, performance would have
                     been lower. Past performance is no
                     guarantee of future results.
                     Principal value and investment
                     return will vary and you may have a
                     gain or loss when you withdraw your
                     money. The Money Market Portfolio
                     is not insured or guaranteed by the
                     U.S. government.
-------
*Source: IBC's Money Fund Report

                                     MDA-3

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
METROPOLITAN SERIES FUND DIVERSIFIED PORTFOLIO

The Portfolio performed well, completing its 10th year and finishing in the top quartile of its fund category for the 12-month period. At year-end, there were 153 total securities, excluding short-term instruments. Stocks remained close to the allocation guideline at 61% of assets and outperformed the bond segment despite volatile markets. The manager expanded holdings to companies demonstrating consistent profitability, strong market leadership and above-average earnings potential. John T. Wilson took over as stock portfolio manager in December 1996.

For most of the year, the bond manager had invested defensively against rising interest rates. Near year-end, he positioned the income segment to mirror the market average if interest rates changed. The Portfolio continued to benefit from modest investments in foreign securities and in bonds below investment-grade. However, with more than half of the bond holdings in U.S. Treasuries, average quality remained high.

During 1996, the bond manager selected the Lehman Brothers Government/Corporate Bond Index as its benchmark for comparing fixed income performance in the Portfolio. He determined that this Index more accurately reflected the risk/return characteristics of fixed income funds against which the Diversified Portfolio competes. The former benchmark was the Lehman Brothers Aggregate Index, which is also presented below for this transitional year.

    INVESTMENT OBJECTIVE

To achieve a high total return while attempting to limit investment risk and preserve capital.

   UNDERLYING INVESTMENTS

Invests in equity securities, fixed income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research & Management Company.

                        PORTFOLIO COMPOSITION & TOTAL
                        RETURN AS OF DECEMBER 31, 1996

                  NET ASSETS           $1.4 billion
                  AVERAGE BOND QUALITY AA+

                                  COMPOSITION

                            TOP TEN EQUITY HOLDINGS

                                                                     % OF TOTAL
SECURITY                                                             NET ASSETS
--------                                                             ----------
BankAmerica Corp. ..................................................    1.98%
Schlumberger Ltd. ..................................................    1.81%
Citicorp............................................................    1.80%
General Electric Co. ...............................................    1.53%
Monsanto Co. .......................................................    1.50%
International Business Machines Corp. ..............................    1.49%
COMPAQ Computer Corp. ..............................................    1.34%
Burlington Resources, Inc. .........................................    1.28%
Du Pont (E.I.) de Nemours & Co. ....................................    1.28%
Rohm & Haas Co. ....................................................    1.27%

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in the securities or industries listed.

                              PERFORMANCE SUMMARY

Comparison of Change in Value of a $10,000 Investment in the Diversified Portfolio and the S&P 500 Index, Lehman Brothers Government/Corporate Bond Index and Lehman Brothers Aggregate Index from 12/31/86 to 12/31/96.

                         AVERAGE ANNUAL TOTAL RETURNS

        1yr.                           5yr.                                                Inception
       14.52%                         12.14%                                                11.72%
                                    [CHART]

The above graph does not include withdrawal or surrender charges and Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-4

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
METROPOLITAN SERIES FUND AGGRESSIVE GROWTH PORTFOLIO

The stock market in 1996 was risk-averse, favoring large company, blue-chip stocks at the expense of small and medium-capitalization growth issues. A dramatic flight to those large stock market leaders took place in the fourth quarter. This narrow investment focus hurt many Portfolio holdings that customarily were attractive growth stocks selected by a bottom-up valuation in the manager's consistent investment process and style.

At year-end, the Portfolio held 148 stocks. Investment focus remained on specialty retail, hotel and restaurant, and technology stocks emphasizing products and services that help improve productivity. Consumer staples such as business services, energy and finance were other important areas of investment.

The manager kept the Portfolio positioned for maximum capital appreciation when market investment broadens. He anticipated continued positive economic growth with low inflation in 1997.

    INVESTMENT OBJECTIVE

To achieve maximum capital appreciation.

   UNDERLYING INVESTMENTS

Invests primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

                        PORTFOLIO COMPOSITION & TOTAL
                        RETURN AS OF DECEMBER 31, 1996

                     NET ASSETS  $1.3 billion

                                  COMPOSITION

                            TOP TEN EQUITY HOLDINGS

                                                                     % OF TOTAL
SECURITY                                                             NET ASSETS
--------                                                             ----------
HFS, Inc. ..........................................................    4.84%
Republic Industries, Inc. ..........................................    3.30%
Gucci Group NV......................................................    2.90%
Beneficial Corp. ...................................................    2.65%
Sanmina Holdings, Inc. .............................................    2.55%
Extended Stay America, Inc. ........................................    2.30%
Chase Manhattan Corp. ..............................................    1.98%
Philip Morris Cos., Inc. ...........................................    1.89%
Global Marine, Inc. ................................................    1.78%
Lucent Technologies, Inc. ..........................................    1.72%

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in the securities or industries listed.
                              PERFORMANCE SUMMARY

Comparison of Change in Value of a $10,000 Investment in the Aggressive Growth Portfolio and the S&P 500 Index from 4/29/88 to 12/31/96.

                         AVERAGE ANNUAL TOTAL RETURNS

       1yr.                            5yr.                                                  Inception
       7.72%                          13.13%                                                  16.65%
                                    [CHART]

The above graph does not include withdrawal or surrender charges and Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-5

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
METROPOLITAN SERIES FUND STOCK INDEX PORTFOLIO

In 1996 stocks in the S&P 500 Index were up strongly. This followed good gains in 1995, giving the S&P 500 its best two year period since 1954-55. U.S. stocks have benefited from a multiyear period of full employment, low inflation and an absence of significant economic downturns. Economic growth, productivity improvements and restructuring benefits have led to a doubling of profits since 1991 for companies in the S&P 500 Index. Investors have been willing to pay more for a given level of earnings because they have more optimistic views of future economic stability, inflation and interest rates.

The Portfolio continued to follow its strategy of investing virtually all its assets in stocks of companies in the S&P 500 Index. The Portfolio owns most of the stocks in the Index and uses a computerized stock selection procedure in order to achieve returns close to those of the S&P 500 Index.

    INVESTMENT OBJECTIVE

To equal the performance of the Standard & Poor's 500 Composite Stock Price Index (adjusted to assume reinvestment of dividends).

   UNDERLYING INVESTMENTS

Invests in the common stocks of companies that are included in the S&P 500
Index.

                        PORTFOLIO COMPOSITION & TOTAL
                        RETURN AS OF DECEMBER 31, 1996

                     NET ASSETS  $1.1 billion

                                  COMPOSITION

                            TOP TEN EQUITY HOLDINGS

                                                                     % OF TOTAL
SECURITY                                                             NET ASSETS
--------                                                             ----------
General Electric Co. ...............................................    2.87%
Coca-Cola Co. ......................................................    2.30%
Exxon Corp. ........................................................    2.15%
Intel Corp. ........................................................    1.89%
Microsoft Corp. ....................................................    1.73%
Philip Morris Cos., Inc. ...........................................    1.66%
Royal Dutch Petroleum Co. ..........................................    1.66%
Merck & Co., Inc. ..................................................    1.65%
International Business Machines Corp. ..............................    1.39%
Procter & Gamble Co. ...............................................    1.29%

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in the securities or industries listed.
                              PERFORMANCE SUMMARY

Comparison of Change in Value of a $10,000 Investment in the Stock Index Portfolio and the S&P 500 Index from 5/1/90 to 12/31/96.

                         AVERAGE ANNUAL TOTAL RETURNS

        1yr.                           5yr.                                                Inception
       22.66%                         14.86%                                                15.68%
                                    [CHART]

The above graph does not include withdrawal or surrender charges and Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-6

METROPOLITAN SERIES FUND, INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

-------------------------------------------------------------------------------
METROPOLITAN SERIES FUND INTERNATIONAL STOCK PORTFOLIO

Although performance improved markedly in the final quarter, the Portfolio finished last among its peer group for the 12-month period. The Japanese economy continued to struggle, and despite some selective profits and restructured holdings, the Portfolio's investments there generally met with depressed results. Steady strengthening of the U.S. dollar against the yen, the German mark and other currencies throughout the year also reduced local market returns. (The Portfolio is valued in dollars.) United Kingdom stocks were a positive exception, but underweighted because of political concerns and the effect of the sterling's strength on multinational company profits.

Ian Vose, Chief Executive Officer of the Portfolio's sub-adviser, took over portfolio management early in 1996. At year-end, the manager anticipated moderate growth with no significant inflationary pressures, based on fiscal policies in continental Europe and Japan. Investment strategy emphasized Europe, Southeast Asia and Australia as opportune regions.

         INVESTMENT
    OBJECTIVE/UNDERLYING
         INVESTMENTS

To achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-United States companies.

                        PORTFOLIO COMPOSITION & TOTAL
                        RETURN AS OF DECEMBER 31, 1996

                     NET ASSETS  $303.8 million

                                  COMPOSITION

                            TOP TEN EQUITY HOLDINGS
         (BASED ON THE LOCATION OF THE COMPANY'S PRINCIPAL OPERATION)

                                                                     % OF TOTAL
SECURITY                                                             NET ASSETS
--------                                                             ----------
Nomura Securities (Japan)...........................................    1.86%
Mitsubishi Estate (Japan)...........................................    1.75%
Bank of Ireland (Ireland)...........................................    1.61%
Sony Corp. (Japan)..................................................    1.58%
Canon, Inc. (Japan).................................................    1.52%
British Petroleum Co. (United Kingdom)..............................    1.52%
Royal Dutch Petroleum (Netherlands).................................    1.39%
Daimler-Benz AG (Germany)...........................................    1.36%
TDK Corp. (Japan)...................................................    1.28%
Novartis AG (Switzerland)...........................................    1.26%

             ASSET ALLOCATION BY COUNTRY AND GEOGRAPHY ON 12/31/96
                     BASED ON MARKET VALUE OF INVESTMENTS

                                     [PIE]

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in the securities or countries listed.
                              PERFORMANCE SUMMARY

Comparison of Change in Value of a $10,000 Investment in the International Stock Portfolio and the Morgan Stanley EAFE Index from 5/1/91 to 12/31/96.

                         AVERAGE ANNUAL TOTAL RETURNS

         1yr.                           5yr.                                                Inception
        (1.77%)                         6.67%                                                 5.56%

                                    [CHART]


The Average Annual Total Returns were not materially affected by Metropolitan Life Insurance Company's subsidy of certain expenses for part of 1993, and did not produce return figures different from those displayed. The above graph does not include withdrawal or surrender charges and Separate Account expenses (general administrative expenses and mortality and expense risk charges or cost of insurance charges). If performance information included the effect of these additional charges, performance would have been lower. Past performance is no guarantee of future results. Principal value and investment return will vary and you may have a gain or loss when you withdraw your money.

                                     MDA-7

--------------------------------------------------------------------------------



                                 Annual Report


                                      of


                                 Metropolitan
                               Series Fund, Inc.


                               December 31, 1996



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Board of Directors and Shareholders,
Metropolitan Series Fund, Inc.

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Growth, Income, Money Market, Diversified, Aggressive Growth, Stock Index, and International Stock Portfolios of the Metropolitan Series Fund, Inc. (the "Fund") as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1996 and 1995, and the financial highlights for the applicable periods ended December 31, 1996, 1995, 1994, 1993, and 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers: where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Growth, Income, Money Market, Diversified, Aggressive Growth, Stock Index, and International Stock Portfolios of the Metropolitan Series Fund, Inc. at December 31, 1996 and the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

Denver, Colorado
February 14, 1997

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
GROWTH PORTFOLIO
December 31, 1996

                                                                        Value
 Shares                      Issue                                    (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 91.9%
--------------------------------------------------------------------------------
Aerospace: 0.9%
  305,400     Raytheon Co.                                          $ 14,697,375
--------------------------------------------------------------------------------
Automotive: 2.4%
  325,000     General Motors Corp.                                    18,118,750
  360,000     Magna International, Inc. Cl. A                         20,070,000
                                                                    ------------
                                                                      38,188,750
--------------------------------------------------------------------------------
Banking: 9.8%
  513,900     BankAmerica Corp.                                       51,261,526
  356,600    *Chase Manhattan Corp.                                   31,826,550
  455,700     Citicorp                                                46,937,101
  279,100     NationsBank, Inc.                                       27,282,025
                                                                    ------------
                                                                     157,307,202
--------------------------------------------------------------------------------
Broadcasting: 1.2%
  526,100     Time Warner, Inc.                                       19,728,750
--------------------------------------------------------------------------------
Business Services: 1.9%
  452,600     First Data Corp.                                        16,519,900
  245,200     HBO & Co.                                               14,558,750
                                                                    ------------
                                                                      31,078,650
--------------------------------------------------------------------------------
Chemicals: 6.6%
  351,300     Du Pont (E.I.) de Nemours & Co.                         33,153,937
1,001,000     Monsanto Co.                                            38,913,876
  404,200     Rohm & Haas Co.                                         32,992,825
                                                                    ------------
                                                                     105,060,638
--------------------------------------------------------------------------------
Cosmetics: 1.3%
  366,300     Avon Products, Inc.                                     20,924,887
--------------------------------------------------------------------------------
Drugs & Health Care: 4.1%
  135,500    *Amgen, Inc.                                              7,376,281
  233,420     Lilly (Eli) & Co.                                       17,039,660
  309,545    *Novartis AG ADR                                         17,670,516
  281,700     Pfizer, Inc.                                            23,345,887
                                                                    ------------
                                                                      65,432,344
--------------------------------------------------------------------------------
Electrical Equipment: 2.5%
  403,500     General Electric Co.                                    39,896,063
--------------------------------------------------------------------------------
Electronics: 9.3%
  664,270    *Ericsson (L.M.) Telephone Co.
              Cl. B ADR                                               20,052,651
  191,600    *Intel Corp.                                             25,087,625
  572,900    *Lucent Technologies, Inc.                               26,496,625
  287,100     Motorola, Inc.                                          17,620,762
  435,800     Perkin-Elmer Corp.                                      25,657,725
  678,300    *Teradyne, Inc.                                          16,533,562
  259,100     Texas Instruments, Inc.                                 16,517,625
                                                                    ------------
                                                                     147,966,575
--------------------------------------------------------------------------------
Financial Services: 2.1%
  254,300     Federal National Mortgage Assoc.                         9,472,675
  544,867     Travelers Group, Inc.                                   24,723,325
                                                                    ------------
                                                                      34,196,000
--------------------------------------------------------------------------------
Food & Beverages: 3.5%
  742,300     Anheuser-Busch Cos., Inc.                               29,692,000
  493,800     Coca-Cola Co.                                           25,986,225
                                                                    ------------
                                                                      55,678,225
--------------------------------------------------------------------------------
Hospital Management: 1.7%
  661,200     Columbia/HCA Healthcare Corp.                           26,943,900
--------------------------------------------------------------------------------
Hospital Supply: 4.0%
  390,400     Baxter International, Inc.                              16,006,400
  628,000     Johnson & Johnson                                       31,243,000
  248,400     Medtronic, Inc.                                         16,891,200
                                                                    ------------
                                                                      64,140,600
--------------------------------------------------------------------------------
Hotel & Restaurant: 2.2%
  570,000     Hilton Hotels Corp.                                     14,891,250
  908,700    *Mirage Resorts, Inc.                                    19,650,637
                                                                    ------------
                                                                      34,541,887
--------------------------------------------------------------------------------
Household Products: 1.7%
  258,500     Procter & Gamble Co.                                    27,788,750
--------------------------------------------------------------------------------
Insurance: 3.7%
  445,400     ACE Ltd.                                                26,779,675
  161,800     Aetna, Inc.                                             12,944,000
   15,600     General Re Corp.                                         2,460,900
  286,700     St. Paul Cos., Inc.                                     16,807,787
                                                                    ------------
                                                                      58,992,362
--------------------------------------------------------------------------------
Leisure: 2.4%
  311,241     Disney (Walt) Co.                                       21,670,154
  346,700     Harley Davidson, Inc.                                   16,294,900
                                                                    ------------
                                                                      37,965,054
--------------------------------------------------------------------------------


                                     MSF-1

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
GROWTH PORTFOLIO
December 31, 1996

                                                       Value
 Shares                      Issue                   (Note 1A)
---------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------
Machinery: 1.5%
  441,700     Case Corp.                         $   24,072,650
---------------------------------------------------------------
Metals-Aluminum: 2.9%
  478,200     Aluminum Co. of  America               30,485,250
  273,200     Reynolds Metals Co.                    15,401,650
                                                 --------------
                                                     45,886,900
---------------------------------------------------------------
Miscellaneous: 1.1%
  311,000     Guidant Corp.                          17,727,000
---------------------------------------------------------------
Office & Business Equipment: 6.6%
  417,400    *Cisco Systems, Inc.                    26,583,162
  468,700    *COMPAQ Computer Corp.                  34,800,975
   74,400     Diebold, Inc.                           4,677,900
  256,300     International Business Machines
              Corp.                                  38,701,301
                                                 --------------
                                                    104,763,338
---------------------------------------------------------------
Oil: 1.7%
  687,640     TOTAL Cl. B ADR                        27,677,510
---------------------------------------------------------------
Oil-Domestic: 0.5%
  295,700     Oryx Energy Co.                         7,318,575
---------------------------------------------------------------
Oil-International: 2.0%
  189,600     Royal Dutch Petroleum Co.              32,374,200
---------------------------------------------------------------
Oil-Services: 2.9%
  468,800     Schlumberger Ltd.                      46,821,401
---------------------------------------------------------------
Retail Grocery: 1.4%
  495,500    *Kroger Co.                             23,040,750
---------------------------------------------------------------
Retail Trade: 4.7%
  169,300     Gucci Group NV                         10,814,037
  611,166     Home Depot, Inc.                       30,634,696
  209,600     Rite-Aid Corp.                          8,331,600
  530,300     Sears, Roebuck & Co.                   24,460,087
                                                 --------------
                                                     74,240,420
---------------------------------------------------------------
Software: 1.3%
  461,600     Electronic Data Systems Corp.          19,964,200
---------------------------------------------------------------
Tobacco: 1.4%
  198,500     Philip Morris Cos., Inc.               22,356,062
---------------------------------------------------------------
Transportation-Railroad: 0.5%
  213,600     Canadian National Railway Co.           8,116,800
---------------------------------------------------------------
Utilities-Gas Distribution & Pipelines: 2.1%
  659,300     Burlington Resources, Inc.         $   33,212,237
                                                 --------------
              TOTAL COMMON STOCK
              (Cost: $1,224,351,179)              1,468,100,055
                                                 --------------
---------------------------------------------------------------
  Face                           Interest Maturity     Value
 Amount             Issue         Rate      Date     (Note 1A)
---------------------------------------------------------------
SHORT TERM OBLIGATIONS: 7.9%
---------------------------------------------------------------
$5,348,000    American Express
              Credit Corp.       5.800%  1/06/97 $    5,348,000
20,751,000    American Express
              Credit Corp.       5.750%  1/06/97     20,751,000
32,939,000    Chevron Oil
              Finance Co.        6.150%  1/07/97     32,939,000
 3,296,000    Ford Motor Credit
              Co.                5.720%  1/03/97      3,296,000
18,485,000    Ford Motor Credit
              Co.                5.910%  1/03/97     18,485,000
25,000,000    Household Finance
              Corp.              5.600%  1/02/97     25,000,000
20,000,000    Philip Morris
              Cos., Inc.         5.587%  1/08/97     19,978,417
                                                 --------------
              TOTAL SHORT TERM OBLIGATIONS
              (Cost: $125,797,417).............     125,797,417
                                                 --------------
---------------------------------------------------------------
              TOTAL INVESTMENTS: 99.8%
              (Cost: $1,350,148,596) ..........   1,593,897,472
              OTHER ASSETS LESS LIABILITIES:
              0.2%.............................       3,831,003
                                                 --------------
              TOTAL NET ASSETS: 100.0%.........  $1,597,728,475
                                                 ==============
----------------------------------------------------------------

                       See Notes to Financial Statements.

                        *Non-income producing security.
 ADR (American depository receipt) represents ownership of foreign securities.


                                     MSF-2

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
INCOME PORTFOLIO
December 31, 1996


  Face                                   Interest   Maturity        Value
 Amount              Issue                 Rate       Date        (Note 1A)
-----------------------------------------------------------------------------
CORPORATE BONDS: 28.4%
-----------------------------------------------------------------------------

Banking: 4.5%

$ 2,775,000    American Express Master
               Trust 96-1 A                6.800%      5/15/01   $  2,814,877

  3,950,000  **Bank of New York 144A       7.780%  12/01/06-26      3,854,331

  2,500,000  **BankAmerica Institutional
               Capital 144A                7.700%  12/31/06-26      2,458,875

  3,800,000    Capital One Bank Sr.        7.080%     10/31/01      3,831,578

  1,000,000    NationsBank Master
               Trust 1995-1                6.450%      8/15/00      1,003,750

  3,200,000    Standard Credit Card
               Master Trust 1991-3A        8.875%      9/07/98      3,328,000
                                                                 ------------
                                                                   17,291,411
-----------------------------------------------------------------------------

Collateralized Mortgage Obligations: 2.3%

  1,757,489    Countrywide Series 1993-E
               A-1 PAC                     6.500%   1/25/96-24      1,756,391

  3,650,000  **DeBartolo Cap.
               Partnership A-2 144A        7.480%      5/01/04      3,781,172

  1,815,499    Prudential Home Loan
               Mortgage Ser. 93-29 A-6
               PAC                         6.750%   8/25/98-08      1,819,457

  1,328,210    Residential Funding
               Corp. 93-S25 A1 PAC         6.500%   7/25/98-08      1,327,374
                                                                 ------------
                                                                    8,684,394
-----------------------------------------------------------------------------

Financial Services: 9.6%

  2,575,000    Allmerica Financial
               Corp. Sr.                   7.625%     10/15/25      2,554,349

  1,800,000    Associates Corp. of North
               America                     6.750%      7/15/01      1,812,924

  2,800,000    Associates Corp. of North
               America                     6.375%     10/15/02      2,746,240

  1,200,000    Beneficial Corp.            9.125%      2/15/98      1,239,912

  1,800,000    CIT Group Holdings, Inc.    6.700%      5/28/01      1,833,750

  1,225,000    Commercial Credit
               Group, Inc.                 6.750%      5/15/00      1,235,682

  3,800,000    Fleet Mortgage Group,
               Inc.                        7.060%      7/26/02      3,807,942

  3,800,000    Ford Credit Auto Loan
               Master Trust 95-1           6.500%      8/15/02      3,811,856

  3,350,000    GE Global Insurance
               Holding Corp.               7.000%      2/15/26      3,226,184

  1,800,000    General Motors
               Acceptance Corp.            7.050%      2/02/98      1,822,446

  1,600,000    General Motors
               Acceptance Corp. Deb.       7.850%     11/17/97      1,627,280

  1,700,000    Household Finance Co.       6.750%      6/01/00      1,714,008

  1,500,000    PennCorp Financial
               Group Sr. Sub.              9.250%  12/15/98-03      1,560,000

  2,000,000    Sears Credit Account
               Master Trust II 1994-1      8.100%   6/15/00-04      2,098,740

  3,800,000    Sears Roebuck
               Acceptance Corp.            7.010%      9/19/02      3,839,900

  1,850,000    Travelers Aetna Property
               & Cas. Sr. Note             7.750%      4/15/26      1,903,502
                                                                 ------------
                                                                   36,834,715
-----------------------------------------------------------------------------

Government Sponsored: Federally Chartered: 1.5%

  1,500,000    Big Rivers Electric
               Cooperative Trust          10.700%   9/15/97-17      1,623,945

    825,000    Cajun Electric Power
               Cooperative Trust           9.520%   3/15/98-19        892,502

  2,900,000    Deseret Generation
               Cooperative Trust          10.110%  12/15/97-17      3,140,323
                                                                 ------------
                                                                    5,656,770
-----------------------------------------------------------------------------

Industrials: 7.0%

  1,225,000    360 Communications Co.      7.125%      3/01/03      1,210,190

  2,100,000    Case Credit Corp.           6.125%      2/15/03      2,022,825

  1,000,000    Chevron Corp. Profit
               Sharing Amort. Note         8.110%  12/01/01-04      1,061,590

  2,600,000    Columbia/HCA
               Healthcare Corp.            6.870%      9/15/03      2,617,368

  2,300,000  **Electronic Data Systems
               Corp. 144A                  6.850%      5/15/00      2,328,980

  1,000,000    HealthSouth Sr. Sub.        9.500%   4/01/98-01      1,060,000

  1,500,000  **K-III Communications
               144A Sr. Note               8.500%   2/01/01-06      1,473,750

  2,000,000    Koppers Industries Sr.      8.500%   2/01/99-04      1,940,000

  1,000,000    Lear Seating Corp. Sr.
               Sub.                       11.250%   7/15/97-00      1,026,250

  1,500,000    Lear Seating Corp. Sub.     8.250%   2/01/98-02      1,511,250

  1,925,000    Loews Corp. Sr.             7.000%  10/15/03-23      1,748,093

  1,400,000    Oryx Energy Co.             8.125%     10/15/05      1,421,868

                                     MSF-3

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
INCOME PORTFOLIO
December 31, 1996

   Face                                      Interest    Maturity        Value
  Amount             Issue                     Rate        Date        (Note 1A)
--------------------------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
--------------------------------------------------------------------------------
Industrials: (Continued)

$ 1,000,000     Paging Network Sr. Sub.       8.875%    2/01/99-06   $   952,500

  2,700,000     Union Pacific Resources
                Deb.                          7.500%      10/15/26     2,742,525

  3,800,000     Viacom, Inc. Sr.              7.750%       6/01/05     3,741,746
                                                                     -----------
                                                                      26,858,935
--------------------------------------------------------------------------------
Miscellaneous: 1.6%

  3,500,000     Darden Restaurants, Inc.      7.125%       2/01/16     3,157,595

  3,100,000     Tele-Communications, Inc.     8.250%       1/15/03     3,130,473
                                                                     -----------
                                                                       6,288,068
--------------------------------------------------------------------------------
Utilities-Electric: 1.9%

  3,500,000     Arizona Public Service
                Sr. Note                      6.750%      11/15/06     3,427,795

  3,900,000     Southern California
                Edison Co.                    6.500%       6/01/01     3,877,263
                                                                     -----------

                                                                       7,305,058
                                                                     -----------
                TOTAL CORPORATE BONDS
                (Cost: $109,539,384) ..............................  108,919,351
                                                                     -----------
--------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: 5.1%
--------------------------------------------------------------------------------
  4,228,078     Federal Home Loan
                Mortage Corp.                 7.500%      11/01/11     4,288,836

    765,400     Federal Home Loan
                Mortgage Corp.                9.000%      12/01/09       812,020

  2,600,000     Federal Home Loan
                Mortgage Corp.                7.240%    5/15/98-02     2,613,000

     68,340     Federal National
                Mortgage Assoc.               7.750%       4/01/08        70,193

    135,592     Federal National
                Mortgage Assoc.               8.000%       6/01/08       141,047

    156,899     Federal National
                Mortgage Assoc.               9.000%       4/01/16       166,607

    300,666     Federal National
                Mortgage Assoc.               9.000%       5/01/09       319,269

    398,745     Federal National
                Mortgage Assoc.               8.500%       9/01/09       417,311

    525,901     Federal National
                Mortgage Assoc.               7.750%       9/01/06       539,711

    707,296     Federal National
                Mortgage Assoc.               7.750%       3/01/08       726,478

  1,016,841     Federal National
                Mortgage Assoc.               8.500%       2/01/09     1,081,980

  1,182,896     Federal National
                Mortgage Assoc.               8.250%       7/01/08     1,230,543

  2,224,298     Federal National
                Mortgage Assoc.               7.000%       2/01/24     2,183,972

    327,019     Government National
                Mortgage Assoc. ARM           7.500%       5/15/07       331,578

  4,825,036     Government National
                Mortgage Assoc. ARM           6.500%       5/15/09     4,779,006
                                                                     -----------

                                                                      19,701,551
                                                                     -----------
                TOTAL FEDERAL AGENCY OBLIGATIONS
                (Cost: $19,484,861) ...............................   19,701,551
                                                                     -----------
--------------------------------------------------------------------------------
FEDERAL TREASURY OBLIGATIONS: 52.6%
--------------------------------------------------------------------------------
  3,350,000     U.S. Treasury Bond           12.000%    8/15/08-13     4,792,075

 12,850,000     U.S. Treasury Bond            6.250%       8/15/23    12,046,875

 24,825,000     U.S. Treasury Bond            8.125%       8/15/21    28,820,335

  4,500,000     U.S. Treasury Note            6.625%       7/31/01     4,571,730

  5,850,000     U.S. Treasury Note            8.500%       5/15/97     5,915,813

  6,875,000     U.S. Treasury Note            5.125%       6/30/98     6,812,713

 10,200,000     U.S. Treasury Note            6.250%       8/31/00    10,238,250

 10,350,000     U.S. Treasury Note            5.750%       8/15/03    10,039,500

 11,325,000     U.S. Treasury Note            7.125%       9/30/99    11,638,250

 12,675,000     U.S. Treasury Note            7.250%       5/15/04    13,336,507

 21,550,000     U.S. Treasury Note            6.750%       5/31/99    21,916,996

 27,475,000     U.S. Treasury Note            5.875%      10/31/98    27,470,603

 40,225,000     U.S. Treasury Note            7.875%      11/15/04    43,895,530
                                                                     -----------

                                                                     201,495,177
                                                                     -----------
                TOTAL FEDERAL TREASURY OBLIGATIONS
                (Cost: $201,969,944) ..............................  201,495,177
                                                                     -----------
--------------------------------------------------------------------------------
FOREIGN OBLIGATIONS: 3.8%
--------------------------------------------------------------------------------
  4,550,000AUD  Australian Government         9.000%       4/09/15     3,975,581

  2,775,000CAD  Canadian Government           7.500%      12/01/03     2,190,675

                                     MSF-4

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
INCOME PORTFOLIO
December 31, 1996


  Face                             Interest   Maturity    Value
 Amount              Issue           Rate       Date    (Note 1A)
------------------------------------------------------------------
FOREIGN OBLIGATIONS: (CONTINUED)
------------------------------------------------------------------
$ 8,700,000 DKK  Danish Government   8.000%    5/15/03 $ 1,635,939
  9,175,000 DKK  Danish Government   8.000%    3/15/06   1,713,265
 11,600,000 DKK  Danish Government   8.000%   11/15/01   2,185,781
  1,900,000 FRN  French Government   8.000%    4/25/03   2,692,362
                                                       -----------
                                                        14,393,603
                                                       -----------
              TOTAL FOREIGN OBLIGATIONS
              (Cost: $14,113,484) ...................   14,393,603
                                                       -----------
------------------------------------------------------------------
YANKEE BONDS: 4.0%
------------------------------------------------------------------
  2,000,000      City of Naples Note 7.520% 7/15/01-06   2,062,640
  6,150,000      Hydro Quebec Deb.
                 Ser. HS             9.400%    2/01/21   7,416,408
  1,500,000      Province of
                 Manitoba Deb. Ser.  9.250%    4/01/20   1,831,830
                 CD
  1,500,000      Province of
                 Manitoba Global     6.750%    3/01/03   1,509,540
                 Notes
  2,550,000      Talisman Energy
                 Deb.                7.125%    6/01/07   2,531,843
                                                       -----------
                                                        15,352,261
                                                       -----------

                 TOTAL YANKEE BONDS
                 (Cost: $15,320,158) ................   15,352,261
                                                       -----------
------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 4.5%
------------------------------------------------------------------
  2,063,000      American Express
                 Credit Corp.        5.500%    1/07/97   2,063,000

 13,027,000      American Express
                 Credit Corp.        5.450%    1/03/97  13,027,000
  2,303,000      Chevron Oil
                 Finance Co.         6.150%    1/07/97   2,303,000
                                                       -----------

                                                        17,393,000
                                                       -----------
                 TOTAL SHORT TERM OBLIGATIONS
                 (Cost: $17,393,000) ................   17,393,000
                                                       -----------
------------------------------------------------------------------
                 TOTAL INVESTMENTS: 98.4%
                 (Cost: $377,820,831) ...............  377,254,943
                 OTHER ASSETS LESS LIABILITIES: 1.6%.    6,139,895
                 TOTAL NET ASSETS: 100.0%............ $383,394,838
                                                      ============
------------------------------------------------------------------

              *Restricted Securities see note 2.

Additional information on restricted securities as follows:


                                                      Valuation
                                                        as of
                        Acquisition     Acquisition    December
        Issue               Date           Cost        31, 1996
        -----               ----           ----        --------
Bank of New York 144A     12/24/96      $ 3,866,121   $ 3,854,331
BankAmerica
Institutional
Capital. 144A             11/26/96        2,473,850     2,458,875
DeBartolo Cap.
Partnership A-2 144A  11/16/95-11/20/96   3,835,383     3,781,172
Electronic Data
Systems Corp. 144A        5/19/95         3,297,393     2,328,980
K-III Communications
Corp. 144A Sr. Note       1/22/96         1,506,875     1,473,750

The aggregate value of restricted securities at December 31, 1996 was $13,897,108 or 3.62% of the Income Portfolio's net assets.

                      See Notes to Financial Statements.

                                     MSF-5

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
December 31, 1996


  Face                                            Interest   Maturity    Value
 Amount              Issue                          Rate       Date    (Note 1A)
--------------------------------------------------------------------------------
COMMERCIAL PAPER:  62.3%
--------------------------------------------------------------------------------
$2,000,000    Albertsons, Inc.                      5.370%    1/24/97 $1,993,138

 2,000,000    Bell Atlantic Financial Services      5.310%    1/22/97  1,993,805

 2,000,000    Bellsouth Capital Funding Corp.       5.280%    1/14/97  1,996,187

 2,000,000    CIT Group Holdings, Inc.              5.370%    1/06/97  1,998,508

 2,000,000    Coca-Cola Co.                         5.300%    2/25/97  1,983,806

 2,000,000    Ford Motor Credit Co.                 5.320%    1/07/97  1,998,227

 2,000,000    General Electric Capital Corp.        5.420%    1/15/97  1,995,784

 2,000,000    General Electric Capital Services,
              Inc.                                  5.390%    1/10/97  1,997,305

 2,000,000    Heinz (H.J.) Co.                      5.400%    2/03/97  1,990,100

 2,000,000    Kellogg Co.                           5.330%    1/21/97  1,994,078

 2,000,000    Motorola, Inc.                        5.300%    1/14/97  1,996,172

 2,000,000    Paccar Financial Corp.                5.300%    1/17/97  1,995,289

 2,000,000    Xerox Corp                            5.290%    1/22/97  1,993,828
                                                                       ---------
              TOTAL COMMERCIAL PAPER
              (COST: $25,926,227) ..................................  25,926,227
                                                                      ----------
--------------------------------------------------------------------------------
CORPORATE NOTE: 9.6
--------------------------------------------------------------------------------

 2,000,000    Bank of America IL-
              Chicago State Bank Notes              5.700%    5/28/97  1,999,029

 2,000,000    PHH Corp.                             5.950%    6/10/97  1,999,746
                                                                       ---------
              TOTAL CORPORATE NOTE
              (COST: $3,998,775) ...................................   3,998,775
                                                                       ---------
--------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: 28.0%
--------------------------------------------------------------------------------
$2,200,000    Federal Home Loan Bank                5.250%    1/06/97 $2,198,396

 2,300,000    Federal Home Loan Bank                5.250%    1/10/97  2,296,981

 2,500,000    Federal Home Loan
              Mortgage Corp.                        5.290%    1/30/97  2,489,346

 2,000,000    Federal National Mortgage
              Assoc.                                5.280%    1/13/97  1,996,480

 2,700,000    Federal National Mortgage
              Assoc.                                5.310%    1/15/97  2,694,425
                                                                       ---------

              TOTAL FEDERAL AGENCY OBLIGATIONS
              (Cost: $11,675,628) ..................................  11,675,628
                                                                      ----------
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS: 99.9%
              (Cost: $41,600,630) ..................................  41,600,630

              OTHER ASSETS LESS LIABILITIES: 0.1% ..................      36,001
                                                                      ----------
              TOTAL NET ASSETS: 100.0% ............................. $41,636,631
                                                                      ==========
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                     MSF-6

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
DIVERSIFIED PORTFOLIO
December 31, 1996

                                                                       Value
 Shares                      Issue                                   (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 56.6%
--------------------------------------------------------------------------------
Aerospace: 0.6%
  170,900     Raytheon Co.                                          $ 8,224,562
--------------------------------------------------------------------------------
Automotive: 1.5%
  180,800     General Motors Corp.                                   10,079,600
  201,100     Magna International, Inc. Cl. A                        11,211,325
                                                                    ------------
                                                                     21,290,925
--------------------------------------------------------------------------------
Banking: 6.0%
  287,100     BankAmerica Corp.                                      28,638,225
  198,700     Chase Manhattan Corp.                                  17,733,975
  253,300     Citicorp                                               26,089,900
  155,200     NationsBank, Inc.                                      15,170,800
                                                                    ------------
                                                                     87,632,900
--------------------------------------------------------------------------------
Broadcasting: 0.8%
  294,000     Time Warner, Inc.                                      11,025,000
--------------------------------------------------------------------------------
Business Services: 1.2%
  252,800     First Data Corp.                                        9,227,200
  137,000     HBO & Co.                                               8,134,375
                                                                    ------------
                                                                     17,361,575
--------------------------------------------------------------------------------
Chemicals: 4.0%
  195,800     Du Pont (E.I.) de Nemours & Co.                        18,478,625
  558,700     Monsanto Co.                                           21,719,462
  224,800     Rohm & Haas Co.                                        18,349,300
                                                                    ------------
                                                                     58,547,387
--------------------------------------------------------------------------------
Cosmetics: 0.8%
  205,500     Avon Products, Inc.                                    11,739,188
--------------------------------------------------------------------------------
Drugs & Health Care: 2.5%
   75,400    *Amgen, Inc.                                             4,104,588
  131,246     Lilly (Eli) & Co.                                       9,580,958
  173,119     Novartis AG ADR                                         9,882,580
  156,700     Pfizer, Inc.                                           12,986,512
                                                                    ------------
                                                                     36,554,638
--------------------------------------------------------------------------------
Electrical Equipment: 1.5%
  224,500     General Electric Co.                                   22,197,437
--------------------------------------------------------------------------------
Electronics: 5.7%
  369,720     Ericsson (L. M.) Telephone Co. ADR Cl. B               11,160,923
  106,600     Intel Corp.                                            13,957,937
  320,000     Lucent Technologies, Inc.                              14,800,000
  159,700     Motorola, Inc.                                          9,801,587
  245,000     Perkin-Elmer Corp.                                     14,424,375
  377,200     Teradyne, Inc.                                          9,194,250
  145,200     Texas Instruments, Inc.                                 9,256,500
                                                                    ------------
                                                                     82,595,572
--------------------------------------------------------------------------------
Financial Services: 1.3%
  141,300     Federal National Mortgage Assoc.                        5,263,425
  304,467     Travelers Group, Inc.                                  13,815,175
                                                                    ------------
                                                                     19,078,600
--------------------------------------------------------------------------------
Food & Beverages: 2.1%
  415,900     Anheuser-Busch Co., Inc.                               16,636,000
  274,500     Coca-Cola Co.                                          14,445,563
                                                                    ------------
                                                                     31,081,563
--------------------------------------------------------------------------------
Hospital Management: 1.0%
  371,550     Columbia/HCA Healthcare Corp.                          15,140,663
--------------------------------------------------------------------------------
Hospital Supply: 2.5%
  217,400     Baxter International, Inc.                              8,913,400
  349,400     Johnson & Johnson                                      17,382,650
  138,200     Medtronic, Inc.                                         9,397,600
                                                                    ------------
                                                                     35,693,650
--------------------------------------------------------------------------------
Hotel & Restaurant: 1.3%
  317,900     Hilton Hotels Corp.                                     8,305,137
  507,800     Mirage Resorts, Inc.                                   10,981,175
                                                                    ------------
                                                                     19,286,312
--------------------------------------------------------------------------------
Household Products: 1.1%
  144,100     Procter & Gamble Co.                                   15,490,750
--------------------------------------------------------------------------------
Insurance: 2.3%
  249,600     ACE Ltd.                                               15,007,200
   89,900     Aetna, Inc.                                             7,192,000
    8,700     General Re Corp.                                        1,372,425
  159,700     St. Paul Cos., Inc.                                     9,362,413
                                                                    ------------
                                                                     32,934,038
--------------------------------------------------------------------------------
Leisure: 1.5%
  181,235     Disney (Walt) Co.                                      12,618,487
  194,300     Harley Davidson, Inc.                                   9,132,100
                                                                    ------------
                                                                     21,750,587
--------------------------------------------------------------------------------

                                     MSF-7

------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
------------------------------------------------------------------------------
Schedule of Investments
------------------------------------------------------------------------------
DIVERSIFIED PORTFOLIO
December  31, 1996

                                                                     Value
 Shares                      Issue                                 (Note 1A)
------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
------------------------------------------------------------------------------
Machinery: 0.9%
  245,600     Case Corp.                                          $13,385,200
------------------------------------------------------------------------------
Metals-Aluminum: 1.8%
  268,200     Aluminum Co. of  America                             17,097,750
  151,900     Reynolds Metals Co.                                   8,563,363
                                                                  ------------
                                                                   25,661,113
------------------------------------------------------------------------------
Miscellaneous: 0.7%
  173,000     Guidant Corp.                                         9,861,000
------------------------------------------------------------------------------
Office & Business Equipment: 4.0%
  232,200     Cisco Systems, Inc.                                  14,788,238
  262,200     COMPAQ Computer Corp.                                19,468,350
   41,400     Diebold, Inc.                                         2,603,025
  142,900     International Business Machines
              Corp.                                                21,577,900
                                                                  ------------
                                                                   58,437,513
------------------------------------------------------------------------------
Oil: 1.1%
  388,745     Total SA Cl. B                                       15,646,986
------------------------------------------------------------------------------
Oil-Domestic: 0.3%
  164,500    *Oryx Energy Co.                                       4,071,375
------------------------------------------------------------------------------
Oil-International: 1.2%
  105,600     Royal Dutch Petroleum Co.                            18,031,200
------------------------------------------------------------------------------
Oil-Services: 1.8%
  261,900     Schlumberger Ltd.                                    26,157,263
------------------------------------------------------------------------------
Retail Grocery: 0.9%
      582     Food 4 Less Holdings, Inc. (Wts.)                        55,406
  278,800     Kroger Co.                                           12,964,200
                                                                  ------------
                                                                   13,019,606
------------------------------------------------------------------------------
Retail Trade: 2.9%
   94,200     Gucci Group NV                                        6,017,025
  340,000     Home Depot, Inc.                                     17,042,500
  116,800     Rite-Aid Corp.                                        4,642,800
  296,400     Sears, Roebuck & Co.                                 13,671,450
                                                                   41,373,775
------------------------------------------------------------------------------
Software: 0.8%
    5,887     Anacomp Inc. Delaware                                    49,304
    1,495     Anacomp Inc. Delaware (Wts.)                              4,111
  257,800     Electronic Data Systems Corp.                        11,149,850
                                                                  ------------
                                                                   11,203,265
------------------------------------------------------------------------------
Tobacco: 0.9%
  111,900     Philip Morris Cos., Inc.                            $12,602,737
------------------------------------------------------------------------------
Transportation-Railroad: 0.3%
  119,700     Canadian National Railway Co.                         4,548,600
------------------------------------------------------------------------------
Transportation-Trucking: 0.0%
      500     Crown Packaging Holdings Ltd. (Wts.)                          5
-------------------------------------------------------------------------------
Utilities-Gas Distribution & Pipelines: 1.3%
  367,600     Burlington Resources, Inc.                           18,517,850
                                                                  ------------
              TOTAL COMMON STOCK
              (Cost: $681,520,120) .............................  820,142,835
                                                                  ------------

-------------------------------------------------------------------------------
  Face                          Interest  Maturity                    Value
 Amount             Issue         Rate      Date                     (Note 1A)
-------------------------------------------------------------------------------
CORPORATE BONDS: 10.0%
-------------------------------------------------------------------------------
Banking: 0.9%
$2,850,000  **Bank of New York 144A      7.780%   12/01/06-26      $2,780,973

 5,400,000    Capital One Bank Sr.       7.080%      10/31/01       5,444,874

 2,800,000    NationsBank Master
              Trust 1995-1               6.450%       4/15/03       2,810,500

 2,100,000    Standard Credit Card
              Master Trust 1991-3A       8.875%       9/07/99       2,184,000
                                                                 ------------
                                                                   13,220,347
-----------------------------------------------------------------------------
Collateralized Mortgage Obligations: 0.6%
 1,745,368    Countrywide Series
              1993-E A-1 PAC             6.500%       1/25/24       1,744,278

 5,175,000  **DeBartolo Cap.
              Partnership A-2 144A       7.480%       5/01/04       5,360,977

 1,064,258    Prudential Home
              Loan Mortgage Ser. 93-29
              A-6 PAC                    6.750%       8/25/98-08    1,066,578

   981,721    Residential Funding
              Corp. 93-S25 A1 PAC        6.500%       7/25/98-08      981,102
                                                                 ------------
                                                                    9,152,935
-----------------------------------------------------------------------------
Financial Services: 4.2%

 3,600,000    Allmerica Financial
              Corp. Sr.                  7.625%       10/15/25      3,571,128

 4,100,000    Associates Corp.
              of North America           6.375%       10/15/02      4,021,280

 2,550,000    Associates Corp.
              of North America           6.750%        7/15/01      2,568,309

                                     MSF-8

----------------------------------------------------------------
Metropolitan Series Fund, Inc.
----------------------------------------------------------------
Schedule of Investments
----------------------------------------------------------------
DIVERSIFIED PORTFOLIO
December 31, 1996


  Face                          Interest  Maturity     Value
 Amount             Issue         Rate      Date     (Note 1A)
----------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
----------------------------------------------------------------
Financial Services: (Continued)
$3,500,000 ** BankAmerica
              Institutional
              Capital 144A        7.700% 12/31/06-26 $3,442,425

 1,200,000    Beneficial Corp.    9.125%   2/15/98    1,239,912

 2,700,000    Case Credit Corp.   6.125%   2/15/03    2,600,775

 3,900,000    Chase Manhattan
              Credit Card Master  7.040%   2/15/05    3,988,959

 5,200,000    CIT Group
              Holdings, Inc.      6.700%   5/28/01    5,297,500

 4,400,000    Fleet Mortgage
              Group, Inc.         7.060%   7/26/02    4,409,196

 5,350,000    Ford Credit Auto
              Loan Master Trust
              95-1                6.500%   8/15/02    5,366,692

 4,250,000    GE Global Insurance
              Holding Corp.       7.000%   2/15/26    4,092,920

 2,500,000    General Motors
              Acceptance Corp.    7.050%   2/02/98    2,531,175

 2,625,000    General Motors
              Acceptance Corp.
              Deb.                7.850%  11/17/97    2,669,756

 2,400,000    Household Finance
              Co.                 6.750%   6/01/00    2,419,776

 1,500,000    PennCorp
              Financial Group
              Sr. Sub.            9.250%  12/15/98-03 1,560,000

 2,600,000    Sears Credit
              Account Master
              Trust II 1994-1     8.100%  6/15/00-04  2,728,362

 5,400,000    Sears Roebuck
              Acceptance Corp.
              Mountain            6.930%  10/03/02    5,435,694

 2,600,000    Travelers Aetna
              Property &
              Casualty Sr.        7.750%   4/15/26    2,675,192
                                                    ------------
                                                     60,619,051
----------------------------------------------------------------

Government Sponsored: Federally Chartered: 0.5%

 2,250,000    Big Rivers
              Electric
              Cooperative Trust  10.700%   9/15/17    2,435,918

 3,750,000    Deseret
              Generation
              Cooperative Trust  10.110%  12/15/17    4,060,762
                                                    ------------
                                                      6,496,680
----------------------------------------------------------------

Industrials: 2.3%

 1,700,000    360 Communications
              Co.                 7.125%   3/01/03    1,679,447

 1,500,000    Chevron Corp.
              Profit Sharing
              Amort. Note         8.110%  12/01/01-04 1,592,385

 3,700,000    Columbia/HCA
              Healthcare Corp.    6.870%   9/15/03    3,724,716

 3,300,000 ** Electronic Data
              Systems Corp. 144A  6.850%   5/15/00    3,341,580

 2,000,000    HealthSouth Sr.
              Sub.                9.500%  4/01/98-01  2,120,000

 2,075,000 ** K-III
              Communications
              144A Sr. Note       8.500%  2/01/01-06  2,038,687

 2,000,000    Koppers
              Industries Sr.      8.500%  2/01/99-04  1,940,000

 1,000,000    Lear Seating
              Corp. Sr. Sub.     11.250%  7/15/97-00  1,026,250

 1,550,000    Lear Seating
              Corp. Sub.          8.250%  2/01/98-02  1,561,625

 2,700,000    Loews Corp. Sr.     7.000%  10/15/03-23 2,451,870

 2,000,000    Oryx Energy Co.     8.125%  10/15/05    2,031,240

 1,000,000    Paging Network
              Sr. Sub.            8.875%  2/01/99-06    952,500

 3,800,000    Union Pacific
              Resources Deb.      7.500%  10/15/26    3,859,850

 5,400,000    Viacom, Inc. Sr.    7.750%   6/01/05    5,317,218
                                                    ------------
                                                     33,637,368
----------------------------------------------------------------

Miscellaneous: 0.6%

   500,000    Crown Packaging,
              Inc. Sr. Sub.       1.000%  11/01/98-03   125,000

 4,400,000    Darden
              Restaurants, Inc.   7.125%   2/01/16    3,969,548

 4,200,000    Tele-Communications,
              Inc.                8.250%   1/15/03    4,241,286
                                                    ------------
                                                      8,335,834
----------------------------------------------------------------

Utilities-Electric: 0.4%

 5,350,000    Southern California
              Edison Co.          6.500%   6/01/01    5,318,809
------------------------------------------------------------------

Utilities-Miscellaneous: 0.2%

 2,800,000 ** State Street
              Institutional
              Capital A 144A      7.940%  12/30/06-26 2,838,920
------------------------------------------------------------------

Utilities-Telephone: 0.3%

 5,000,000    Airtouch
              Communications
              Inc.                7.000%   1/01/03    5,040,000
                                                    ------------

              TOTAL CORPORATE BONDS

              (Cost: $144,936,019) ...............  144,659,944
                                                    ------------
----------------------------------------------------------------

                                     MSF-9

-----------------------------------------------------------------
Metropolitan Series Fund, Inc.
-----------------------------------------------------------------
Schedule of Investments
-----------------------------------------------------------------
DIVERSIFIED PORTFOLIO
December 31, 1996


  Face                          Interest  Maturity     Value
 Amount             Issue         Rate      Date     (Note 1A)
----------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: 2.1%
----------------------------------------------------------------

$5,187,386    Federal Home Loan
              Mortgage Corp.      7.500%    4/01/26  $ 5,198,695

 3,700,000    Federal Home Loan
              Mortgage Corp.      7.240%    5/15/02    3,718,500

    52,300    Federal National
              Mortgage Assoc.     9.000%    4/01/16       55,536

 1,601,524    Federal National
              Mortgage Assoc.     8.500%    2/01/09    1,704,118

 1,342,364    Federal National
              Mortgage Assoc.     8.000%    6/01/08    1,396,368

   583,383    Federal National
              Mortgage Assoc.     9.000%    5/01/09      619,476

   741,413    Federal National
              Mortgage Assoc.     7.250%    9/01/07      754,491

 3,545,497    Federal National
              Mortgage Assoc.     7.000%   12/01/07    3,572,584

 4,813,434    Federal National
              Mortgage Assoc.     8.500%    8/01/22    5,037,547

 2,296,171    Government National
              Mortgage Assoc.     6.000%    2/15/09    2,229,421

   328,345    Government
              National Mortgage
              Assoc.              8.000%    9/15/07      341,479

 6,070,938    Government
              National Mortgage
              Assoc. ARM          6.500%    5/15/09    6,013,021
                                                     ------------
                                                      30,641,236
                                                     ------------
              TOTAL FEDERAL AGENCY OBLIGATIONS
              (Cost: $30,486,107) ................   30,641,236
                                                    ------------
----------------------------------------------------------------
FEDERAL TREASURY OBLIGATIONS: 21.9%
----------------------------------------------------------------

 5,725,000    U.S. Treasury Bond 12.000% 8/15/08-13    8,189,441

44,950,000    U.S. Treasury Bond  8.125%    8/15/21   52,184,253

10,950,000    U.S. Treasury Bond  6.250%    8/15/23   10,265,625

 9,875,000    U.S. Treasury Note  5.125%    6/30/98    9,785,533

19,550,000    U.S. Treasury Note  5.750%    8/15/03   18,963,500

22,675,000    U.S. Treasury Note  7.250%    5/15/04   23,858,408

25,150,000    U.S. Treasury Note  6.750%    5/31/99   25,578,305

33,025,000    U.S. Treasury Note  7.125%    9/30/99   33,938,471

53,975,000    U.S. Treasury Note  7.875%   11/15/04   58,900,219

 7,975,000    U.S. Treasury Note  6.875%    3/31/00    8,154,438

39,225,000    U.S. Treasury Note  5.875%   10/31/98   39,218,724

16,250,000    U.S. Treasury Note  8.500%    5/15/97   16,432,813

11,950,000    U.S. Treasury Note  6.625%    7/31/01   12,140,483
                                                     ------------
                                                     317,610,213
                                                     ------------
               TOTAL FEDERAL TREASURY OBLIGATIONS
               (Cost: $317,289,011) ..............  317,610,213
                                                    ------------
----------------------------------------------------------------
FOREIGN OBLIGATIONS: 1.4%
----------------------------------------------------------------

6,275,000  AUD Australian
               Government         9.000%     4/09/15   5,482,807

3,875,000  CAD Canadian
               Government         7.500%    12/01/03   3,059,051

15,600,000 DKK Danish Government  8.000%     3/15/06   2,913,017

10,700,000 DKK Danish Government  8.000%     5/15/03   2,012,017

16,850,000 DKK Danish Government  8.000%    11/15/01   3,175,036

2,550,000  FRF French Government  8.000%     4/25/03   3,613,433
                                                     ------------
                                                      20,255,361
                                                     ------------
               TOTAL FOREIGN OBLIGATIONS
               (Cost: $19,822,204) ................   20,255,361
                                                    ------------
----------------------------------------------------------------
YANKEE BONDS: 1.5%
----------------------------------------------------------------

2,750,000      City of Naples     7.520%  7/15/01-06   2,836,130
               Note

8,525,000      Hydro Quebec
               Deb. Ser. HS       9.400%     2/01/21  10,280,468

1,650,000      Province of
               Manitoba Deb.
               Ser. CD            9.250%     4/01/20   2,015,013

2,300,000      Province of
               Manitoba Global
               Notes              6.750%     3/01/03   2,314,628

3,600,000      Talisman Energy
               Deb.               7.125%     6/01/07   3,574,368
                                                     ------------
                                                      21,020,607
                                                     ------------
               TOTAL YANKEE BONDS
               (Cost: $20,854,140) ................   21,020,607
                                                    ------------
----------------------------------------------------------------
SHORT TERM OBLIGATIONS: 5.7%
----------------------------------------------------------------

31,303,000     American Express
               Credit Corp.       5.450%     1/06/97  31,303,000

23,788,000     Chevron Oil
               Finance Co.        6.150%     1/06/97  23,788,000

                                     MSF-10

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
DIVERSIFIED PORTFOLIO
December 31, 1996


  Face                                Interest    Maturity        Value
 Amount             Issue               Rate        Date        (Note 1A)
--------------------------------------------------------------------------

--------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: (CONTINUED)
--------------------------------------------------------------------------

$12,000,000    Ford Motor Credit Co.    5.910%    1/02/97   $   12,000,000

  2,263,000    Ford Motor Credit Co.    5.720%    1/02/97        2,263,000

 13,635,000    Ford Motor Credit Co.    5.800%    1/07/97       13,635,000
                                                            --------------
                                                                82,989,000
                                                            --------------
                        TOTAL SHORT TERM OBLIGATIONS
                        (Cost: $82,989,000) ...............     82,989,000
                                                            --------------
--------------------------------------------------------------------------

                       TOTAL INVESTMENTS: 99.2%
                       (Cost: $1,297,896,601) .............  1,437,319,196

                       OTHER ASSETS LESS LIABILITIES: 0.8%      11,521,971
                                                            --------------
                       TOTAL NET ASSETS: 100.0%............ $1,448,841,167
                                                            ==============
--------------------------------------------------------------------------

                        *Non-income producing security.
                      **Restricted Securities see note 2.
           ADR (American depository receipt) represents ownership of
                              foreign securities.


  Additional information on restricted securities as follows:

                                                                 Valuation
                                                                  as of
                               Acquisition      Acquisition     December 31,
         Issue                    Date             Cost            1996
         -----                    ----             ----            ----
Bank of New York  144A          12/20/96        $ 2,775,074     $ 2,780,973
BankAmerica Corp. 144A          11/26/96          3,463,390       3,442,425
DeBartolo Cap. Partnership
A-2 144A                    11/16/95-11/20/96     5,427,320       5,360,977
Electronic Data Systems
Corp. 144A                       5/19/95          3,297,393       3,341,580
K-III Communications
Corp. 144A Sr. Note              1/22/96          2,084,125       2,038,687
State Street Institutional
Capital A 144A                  12/18/96          2,755,760       2,838,920

The aggregate value of restricted securities at December 31, 1996 was $19,803,562 or 1.37% of the Diversified Portfolio's net assets.

                      See Notes to Financial Statements.

                                     MSF-11

----------------------------------------------------------------
Metropolitan Series Fund, Inc.
----------------------------------------------------------------
Schedule of Investments
----------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO
December 31, 1996


                                                       Value
 Shares                      Issue                   (Note 1A)
----------------------------------------------------------------
COMMON STOCK: 88.0%
----------------------------------------------------------------
Automotive: 0.6%
   95,600     Danaher Corp.                         $ 4,457,350
  236,500    *Team Rental Group, Inc. Cl. A           3,843,125
                                                    ------------
                                                      8,300,475
----------------------------------------------------------------
Banking: 4.0%
  201,900     Boatmen's Bancshares, Inc.             13,009,931
  293,300    *Chase Manhattan Corp.                  26,177,025
  335,900     Green Tree Financial Corp.             12,974,137
                                                    ------------
                                                     52,161,093
----------------------------------------------------------------
Broadcasting: 0.1%
   76,850     Evergreen Media Corp. Cl. A             1,911,644
----------------------------------------------------------------
Business Services: 8.5%
   97,400    *Apache Medical Systems, Inc.            1,028,787
   26,100    *Caribiner International                 1,311,525
  107,400    *Education Management Corp.              2,228,550
   97,050    *Outdoor Systems, Inc.                   2,753,794
   55,600    *Prime Service, Inc.                     1,529,000
  750,000    *Republic Industries, Inc.              22,349,742
1,395,800    *Republic Industries, Inc.              43,531,513
  726,200    *Republic Industries, Inc. pvt.         22,648,363
   59,300    *Teletech Holdings, Inc.                 1,519,563
  202,200    *U.S. Office Products Co.                6,862,163
  256,700    *Universal Outdoor Holdings, Inc.        5,968,275
                                                    ------------
                                                    111,731,275
----------------------------------------------------------------
Chemicals: 0.6%
  237,200    *Rhone-Poulnec SA                        8,035,150
----------------------------------------------------------------
Drugs & Health Care: 3.1%
  348,000    *Cephalon, Inc.                          7,068,750
  176,200    *Entremed, Inc.                          2,797,175
  123,700    *Ligand Pharmaceuticals, Inc.            1,847,769
  172,900    *Magainin Pharmaceuticals, Inc.          1,642,550
  142,079    *Novartis AG ADR                         8,110,657
    2,505    *Perseptive Biosystems, Inc. Cl. G              --
              (Wts.)
  254,200     Warner-Lambert Co.                     19,065,000
                                                    ------------
                                                     40,531,901
----------------------------------------------------------------
Electronics: 12.0%
   10,100    *Advanced Fibre Communications, Inc.       562,444
   10,000    *Affymetrix, Inc.                          202,500
  215,800    *Altera Corp.                           15,685,962
  206,200    *Applied Magnetics Corp.                 6,160,225
  375,200    *Applied Materials, Inc.                13,483,750
   82,000    *CHS Electronics, Inc.                   1,419,625
  203,400    *Cymer, Inc.                             9,801,337
  344,000    *KLA Instruments Corp.                  12,190,500
  491,700    *Lucent Technologies, Inc.              22,741,125
   91,000     Motorola, Inc.                          5,585,125
   90,200    *Novellus Systems, Inc.                  4,887,713
   39,900    *Octel Communications Corp.                693,263
  296,600    *Pairgain Technologies, Inc.             9,027,763
  216,300    *P Com., Inc.                            6,434,925
  596,800    *Sanmina Holdings, Inc.                 33,719,200
  129,800    *Tencor Instruments                      3,431,588
  204,500     Texas Instruments, Inc.                13,036,875
                                                    ------------
                                                    159,063,920
----------------------------------------------------------------
Finance: 0.1%
   71,000    *Bank United Corp. Cl. A                 1,903,687
----------------------------------------------------------------
Financial Services: 2.8%
  256,100     Allmerica Financial Corp.               8,579,350
  221,800     Beacon Properties Corp.                 8,123,425
  175,300    *First USA Paymentech, Inc.              5,938,287
  367,900    *Moneygram Payment Systems, Inc.         4,874,675
  168,100     Starwood Lodging Trust                  9,266,513
                                                    ------------
                                                     36,782,250
----------------------------------------------------------------
Food & Beverages: 0.7%
  245,300    *Boston Chicken, Inc.                    8,800,137
----------------------------------------------------------------
Hospital Supply: 1.9%
  738,486    *Medpartners, Inc.                      15,508,206
  203,400    *Neopath, Inc.                           3,737,475
  158,100    *Wellpoint Health Networks, Inc.         5,434,688
                                                    ------------
                                                     24,680,369
----------------------------------------------------------------
Hotel & Restaurant: 11.2%
  202,200    *Doubletree Corp.                        9,048,450
1,506,400    *Extended Stay America, Inc.            30,316,300

                                     MSF-12

----------------------------------------------------------------
Metropolitan Series Fund, Inc.
----------------------------------------------------------------
Schedule of Investments
----------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO
December 31, 1996


                                                       Value
 Shares                      Issue                   (Note 1A)
----------------------------------------------------------------
COMMON STOCK: (CONTINUED)
----------------------------------------------------------------
Hotel & Restaurant: (Continued)
1,069,600    *HFS, Inc.                           $  63,908,600
  468,800     Hilton Hotels Corp.                    12,247,400
  468,500    *Interstate Hotels Co.                  13,235,125
  225,250    *Rainforest Cafe, Inc.                   5,307,453
   73,600    *Sun International Hotels Ltd.           2,686,400
  926,300    *Trump Hotels & Casino Resorts, Inc.    11,115,600
                                                  --------------
                                                    147,865,328
----------------------------------------------------------------
Insurance: 1.8%
  238,300     Everest Reinsurance Holdings            6,851,125
   89,400     Progressive Corp.                       6,023,325
  249,500     TIG Holdings, Inc.                      8,451,813
   54,400     W.R. Berkley Corp.                      2,777,800
                                                  --------------
                                                     24,104,063
----------------------------------------------------------------
Leisure: 1.7%
   48,100    *Action Performance Co., Inc.              877,825
  218,300    *Ascent Entertainment Group, Inc.        3,438,225
  120,300     Coachmen Industries, Inc.               3,413,512
   59,900    *Golden Bear Golf, Inc. Cl. A              670,131
  171,200    *Lin Television Corp.                    7,211,800
  154,000    *Marker International, Inc.                856,625
  102,400    *Petco Animal Supplies, Inc.             2,086,400
  288,100    *Ticketmaster Group, Inc.                3,457,200
                                                  --------------
                                                     22,011,718
----------------------------------------------------------------
Machinery: 0.4%
  113,300    *Thermo Fibergen, Inc.                   1,189,650
  126,000    *Thermo Fibergen, Inc. (Wts.)              315,000
  119,700    *United States Filter Corp.              3,800,475
                                                  --------------
                                                      5,305,125
----------------------------------------------------------------
Office & Business Equipment: 3.5%
  120,900    *3 Com Corp.                             8,863,481
  202,400    *BT Office Products International,       1,796,300
              Inc.
  243,800    *COMPAQ Computer Corp.                  18,102,150
  148,800    *Dell Computer Corp.                     7,914,300
   17,600    *Orckit Communications Ltd.                170,500
  271,500    *Read Rite Corp.                         6,821,438
  190,800    *Stormedia, Inc.                         3,088,575
                                                  --------------
                                                     46,756,744
----------------------------------------------------------------
Oil: 0.1%
  147,300    *Titan Exploration, Inc.                 1,795,219
----------------------------------------------------------------
Oil & Gas Exploration: 1.7%
   32,800    *Chesapeake Energy Corp.                 1,824,500
  391,000     Eni SPA                                20,185,375
                                                  --------------
                                                     22,009,875
----------------------------------------------------------------
Oil-Services: 8.7%
  292,500    *BJ Services Co.                        14,917,500
  250,800    *Ensco International, Inc.              12,163,800
1,141,300    *Global Marine, Inc.                    23,539,312
  287,100     Helmerich & Payne, Inc.                14,965,087
  251,200    *Marine Drilling Cos., Inc.              4,945,500
   19,100    *National Oilwell, Inc.                    587,325
   74,000    *Newpark Resources, Inc.                 2,756,500
  981,500    *Noble Drilling Corp.                   19,507,313
  246,600    *Reading & Bates Corp.                   6,534,900
  577,600    *Rowan Cos., Inc.                       13,068,200
  111,400    *Varco International, Inc.               2,576,125
                                                  --------------
                                                    115,561,562
----------------------------------------------------------------
Personal Care: 0.2%
  116,000    *Gargoyles, Inc.                           964,250
  121,300    *Polymer Group, Inc.                     1,683,038
                                                  --------------
                                                      2,647,288
----------------------------------------------------------------
Printing & Publishing: 0.6%
    9,000    *CKS Group, Inc.                           252,562
  669,100    *Hollinger International, Inc.           7,694,650
                                                  --------------
                                                      7,947,212
----------------------------------------------------------------
Retail Trade: 8.9%
   73,000    *Abercrombie & Fitch Co. Cl. A           1,204,500
  333,300    *Borders Group, Inc.                    11,957,137
  163,200     CVS Corp.                               6,752,400
   78,900    *Dollar Tree Stores, Inc.                3,008,062
  599,600     Gucci Group NV                         38,299,450
  425,000    *Jones Apparel Group, Inc.              15,884,375

                                     MSF-13

----------------------------------------------------------------
Metropolitan Series Fund, Inc.
----------------------------------------------------------------
Schedule of Investments
----------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO
December 31, 1996


                                                       Value
 Shares                      Issue                   (Note 1A)
----------------------------------------------------------------
COMMON STOCK: (CONTINUED)
----------------------------------------------------------------
Retail Trade: (Continued)
  223,600    *Just For Feet, Inc.                 $   5,855,525
   20,700    *Loehmann's, Inc.                          476,100
  440,475    *Men's Wearhouse, Inc.                  10,709,048
  169,400     Rite-Aid Corp.                          6,733,650
  282,150    *Staples, Inc.                           5,096,334
1,353,300    *Sunglass Hut International, Inc.        9,896,006
   29,250    *Williams Sonoma, Inc.                   1,060,313
                                                  --------------
                                                    116,932,900
----------------------------------------------------------------
Software: 8.3%
  365,000    *Ascend Communications, Inc.            22,675,625
   61,400    *Check Point Software
              Technologies Ltd.                       1,343,125
   70,100    *Datastream Systems, Inc.                1,261,800
  225,900    *Excalibur Technologies Corp. Pvt.       2,653,195
   93,700    *Excalibur Technologies Corp.            1,464,062
  384,100    *Geoworks                                9,362,437
  111,900    *Ingram Micro, Inc.                      2,573,700
  161,400    *JDA Software Group, Inc.                4,549,463
    8,900    *OpenVision Technologies, Inc.             102,906
  269,400    *Parametric Technology Corp.            13,857,263
   48,000    *Premiere Technologies, Inc.             1,212,000
   70,500    *Puma Technology, Inc.                   1,198,500
   94,400    *Sabre Group Hldgs, Inc. Cl. A           2,631,400
   14,200    *SS & C Technologies, Inc.                  92,300
  576,900    *Sybase, Inc.                            9,627,019
  169,900    *Synopsys, Inc.                          7,815,400
   78,600    *Ultratech Stepper, Inc.                 1,856,925
  506,300    *Westell Technologies, Inc. Cl. A       11,518,325
  225,300    *Western Digital Corp.                  12,813,938
   28,400    *Wind River Systems, Inc.                1,340,125
   24,500    *Xionics Document Technologies, Inc.
              Cl. A                                     307,781
                                                  --------------
                                                    110,257,289
----------------------------------------------------------------
Textiles & Apparel: 2.9%
  325,000    *Nautica Enterprises, Inc.               8,165,625
  456,800    *The Timberland Co.                     17,358,400
  268,000    *Tommy Hilfiger Corp.                $  12,864,000
                                                  --------------
                                                     38,388,025
----------------------------------------------------------------
Tobacco: 0.1%
  112,500    *Swisher International Group, Inc.       1,785,938
----------------------------------------------------------------
Transportation-Airlines: 1.4%
  677,500    *Continental Airlines, Inc. Cl. B       19,139,375
----------------------------------------------------------------
Utilities-Miscellaneous: 0.6%
  396,800    *Calpine Corp.                           7,936,000
----------------------------------------------------------------
Utilities-Telephone: 1.5%
   25,500    *Brooks Fiber Properties, Inc.             656,625
  165,700    *Colt Telecom Group PLC ADS              3,210,437
  138,000    *Larscom, Inc.                           1,587,000
  144,000    *Omnipoint Corp.                         2,763,000
  129,300    *Telecom Brasil ADR                      9,891,450
   59,000    *Vimpel Communications ADR               1,393,875
                                                     19,502,387
                                                  --------------
              TOTAL COMMON STOCK
              (Cost: $1,027,344,564) ...........  1,163,847,949
                                                  --------------
----------------------------------------------------------------
PREFERRED STOCK: 0.3%
----------------------------------------------------------------
Printing & Publishing: 0.3%
  312,200     Hollinger International Cvt. Pfd.       3,590,300
                                                  --------------
              TOTAL PREFERRED STOCK
              (Cost: $3,043,950) ...............      3,590,300
                                                  --------------





----------------------------------------------------------------
  Face                          Interest  Maturity     Value
 Amount             Issue         Rate      Date     (Note 1A)
----------------------------------------------------------------
CONVERTIBLE BONDS: 0.2%
----------------------------------------------------------------
2,500,000    *Theratx, Inc.
              144A Cvt. Sub.      8.000%   2/01/02    2,312,500
                                                    ------------
              TOTAL CONVERTIBLE BONDS
              (Cost: $2,500,000) .................    2,312,500
                                                    ------------
----------------------------------------------------------------
SHORT TERM OBLIGATIONS: 10.8%
----------------------------------------------------------------
 6,994,000    American Express
              Credit Corp.        5.800%   1/06/97    6,994,000
17,427,000    American Express
              Credit Corp.        5.450%   1/03/97   17,427,000
34,918,000    Beneficial Corp.    5.800%   1/09/97   34,918,000
21,876,000    Ford Motor
              Credit Co.          6.100%   1/06/97   21,876,000


                                     MSF-14

----------------------------------------------------------------
Metropolitan Series Fund, Inc.
----------------------------------------------------------------
Schedule of Investments
----------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO
December 31, 1996

  Face                           Interest    Monthly      Value
 Amount          Issue             Rate       Date      (Note 1A)
------------------------------------------------------------------
SHORT TERM OBLIGATIONS: (CONTINUED)
------------------------------------------------------------------
$16,967,000  General Electric
             Capital Corp.        5.600%    1/07/97 $   16,967,000

 19,618,000  General Electric
             Capital Corp.        5.750%    1/02/97     19,618,000

 25,000,000  Philip Morris
             Cos., Inc.           5.550%    1/08/97     24,973,021
                                                    --------------

             TOTAL SHORT TERM OBLIGATIONS
             (Cost: $142,773,021) ................     142,773,021
                                                    --------------
------------------------------------------------------------------
             TOTAL INVESTMENTS: 99.3%
             (Cost: $1,175,661,535) ..............   1,312,523,770

             OTHER ASSETS LESS LIABILITIES: 0.7%..       9,325,594
                                                    --------------

             TOTAL NET ASSETS: 100.0%.............  $1,321,849,364
                                                    ==============
------------------------------------------------------------------

                *Non-income producing security.
             **Restricted Securities see note 2.

Additional information on restricted securities as follows:

                                                             Valuation
                                                               as of
                                Acquisition  Acquisition    December 31,
        Issue                      Date         Cost            1996
        -----                      ----         ----            ----
Excalibur Technologies Corp.     12/04/96    $  2,959,290   $ 2,653,195
              Pvt.
Republic Industries, Inc.        11/07/96      22,125,000    22,349,742
Theratx, Inc. 144A Cvt. Sub.      2/09/95       2,500,000     2,312,500

The aggregate value of restricted securities at December 31, 1996 was $27,315,437 or 2.07% of the Aggressive Growth's Portfolio's net assets.

                      See Notes to Financial Statements.

                                     MSF-15

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                                       Value
 Shares                      Issue                                   (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 100.0%
--------------------------------------------------------------------------------
Aerospace: 2.6%
  48,100     Allied-Signal, Inc.                                    $ 3,222,700
  72,162     Boeing Co.                                               7,676,233
   8,600    *Computer Sciences Corp.                                    706,275
  12,600     General Dynamics Corp.                                     888,300
  36,313     Lockheed Martin Corp.                                    3,322,640
  43,000     McDonnell-Douglas Corp.                                  2,752,000
  12,400     Northrop Grumman Corp.                                   1,026,100
  39,400     Raytheon Co.                                             1,896,125
  38,400     Rockwell International Corp.                             2,337,600
  12,300     Textron, Inc.                                            1,159,275
  56,800     United Technologies Corp.                                3,748,800
                                                                    ------------
                                                                     28,736,048
--------------------------------------------------------------------------------
Automotive: 2.6%
 157,300     Chrysler Corp.                                           5,190,900
  32,500     Dana Corp.                                               1,060,312
  21,400     Eaton Corp.                                              1,492,650
  34,900     Echlin, Inc.                                             1,103,712
 228,000     Ford Motor Co.                                           7,267,500
 142,332     General Motors Corp.                                     7,935,009
  11,850     Genuine Parts Co.                                          527,325
  12,710    *Navistar International Corp.                               115,979
   5,865     PACCAR, Inc.                                               398,820
  41,950     Snap-On, Inc.                                            1,494,469
   9,200     Timken Co.                                                 422,050
  34,200     TRW, Inc.                                                1,692,900
                                                                    ------------
                                                                     28,701,626
--------------------------------------------------------------------------------
Banking: 8.4%
  32,800     Ahmanson (H.F.) & Co.                                    1,066,000
  87,795     Banc One Corp.                                           3,775,185
  27,552     Bank of Boston Corp.                                     1,770,216
  87,000     Bank of New York Co., Inc.                               2,936,250
  77,376     BankAmerica Corp.                                        7,718,256
  17,700     Bankers Trust New York Corp.                             1,526,625
  27,800     Barnett Banks, Inc.                                      1,143,275
  31,100     Boatmen's Bancshares, Inc.                               2,004,006
  82,434     Chase Manhattan Corp.                                    7,357,234
  91,514     Citicorp                                                 9,425,942
  16,000     Comerica, Inc.                                             838,000
  55,500     CoreStates Financial Corp.                               2,879,062
  14,700     Fifth Third Bancorp                                        923,344
  30,100     First Bank Systems, Inc.                                 2,054,325
  69,358     First Chicago NBD Corp.                                  3,727,992
  54,285     First Union Corp.                                        4,017,090
  61,415     Fleet Financial Group, Inc.                              3,063,073
  22,500     Golden West Financial Corp.                              1,420,312
  47,200     Great Western Financial Corp.                            1,368,800
  21,100     Green Tree Financial Corp.                                 814,987
  56,103     KeyCorp                                                  2,833,202
  54,650     MBNA Corp.                                               2,267,975
  27,000     Mellon Bank Corp.                                        1,917,000
  34,199     Morgan (J.P.) & Co., Inc.                                3,338,677
  35,400     National City Corp.                                      1,588,575
  63,422     NationsBank, Inc.                                        6,199,501
  76,400     Norwest Corp.                                            3,323,400
  57,900     PNC Bank Corp.                                           2,178,488
  13,100     Republic New York Corp.                                  1,069,288
  35,400     SunTrust Banks, Inc.                                     1,743,450
  23,100     U.S. Bancorp                                             1,038,056
  24,900     Wachovia Corp.                                           1,406,850
  18,463     Wells Fargo & Co.                                        4,980,394
                                                                    ------------
                                                                     93,714,830
--------------------------------------------------------------------------------
Broadcasting: 1.0%
  59,000     Comcast Corp. Cl. A Spl.                                 1,050,937
  17,900    *King World Productions, Inc.                               660,063
  10,070    *TCI Satellite Entertainment, Inc.                           99,441
 100,700    *Tele-Communications, Inc. Cl. A                          1,315,394
 104,720     Time Warner, Inc.                                        3,927,000
 120,400    *U.S. West, Inc.-Media Group                              2,227,400
  62,226    *Viacom, Inc. Cl. B                                       2,170,132
                                                                    ------------
                                                                     11,450,367
--------------------------------------------------------------------------------

                                     MSF-16

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                       Value
 Shares                      Issue                   (Note 1A)
----------------------------------------------------------------
COMMON STOCK: (CONTINUED)
----------------------------------------------------------------
Building & Construction: 0.7%
   7,500     Armstrong World Industries, Inc.       $   521,250
  36,000     Crane Co.                                1,044,000
  16,400     Dover Corp.                                824,100
  17,700     Mallinckrodt Group, Inc.                   781,013
  21,300     Masco Corp.                                766,800
  17,300     Owens-Corning Fiberglas Corp.              737,413
  13,600     Sherwin-Williams Co.                       761,600
  15,600     Stanley Works                              421,200
  24,000     Willamette Industries, Inc.              1,671,000
                                                    ------------
                                                      7,528,376
----------------------------------------------------------------
Business Services: 1.3%
  57,900     Automatic Data Processing, Inc.          2,482,462
  37,000     Block (H & R), Inc.                      1,073,000
  66,450    *CUC International, Inc.                  1,578,187
  33,700     Deluxe Corp.                             1,103,675
  19,200     Ecolab, Inc.                               722,400
  79,400     First Data Corp.                         2,898,100
  56,700     Interpublic Group of Cos., Inc.          2,693,250
  46,300     Laidlaw, Inc. Cl. B                        532,450
  17,600     Safety-Kleen Corp.                         288,200
  38,700     Service Corp. International              1,083,600
                                                    ------------
                                                     14,455,324
----------------------------------------------------------------
Chemicals: 3.1%
  20,100     Air Products & Chemicals, Inc.           1,389,412
  41,300     Dow Chemical Co.                         3,236,887
 108,800     Du Pont (E.I.) de Nemours & Co.         10,268,000
  14,675     Eastman Chemical Co.                       810,794
  18,700    *FMC Corp.                                1,311,337
  15,100     Grace (W.R.) & Co.                         781,425
  13,200     Great Lakes Chemical Corp.                 617,100
  13,400     Hercules, Inc.                             579,550
 110,500     Monsanto Co.                             4,295,688
  29,400     Morton International, Inc.               1,198,050
  28,800     Nalco Chemical Co.                       1,040,400
  37,500     Pall Corp.                                 956,250
  43,600     PPG Industries, Inc.                     2,447,050
  24,500     Praxair, Inc.                            1,130,063
  22,000     Rohm & Haas Co.                          1,795,750
  18,500     Sigma Aldrich Corp.                      1,155,094
  15,200     Union Carbide Corp.                        621,300
  23,100     Williams Cos., Inc.                        866,250
                                                    ------------
                                                     34,500,400
----------------------------------------------------------------
Containers & Glass: 0.2%
  18,800     Bemis Co., Inc.                            693,250
  18,400     Crown Cork & Seal Co., Inc.              1,000,500
                                                    ------------
                                                      1,693,750
----------------------------------------------------------------
Cosmetics: 0.3%
  22,600     Alberto-Culver Co. Cl. B Cvt.            1,084,800
  29,200     Avon Products, Inc.                      1,668,050
  13,500     International Flavors & Fragrances,
             Inc.                                       607,500
                                                    ------------
                                                      3,360,350
----------------------------------------------------------------
Drugs & Health Care: 6.5%
  34,900     Allergan, Inc.                           1,243,312
  25,000    *ALZA Corp.                                 646,875
 122,600     American Home Products Corp.             7,187,425
  43,600    *Amgen, Inc.                              2,373,475
  49,000     Bausch & Lomb, Inc.                      1,715,000
  62,100     Biomet, Inc.                               943,144
  94,600     Bristol-Myers Squibb Co.                10,287,750
 108,600     Lilly (Eli) & Co.                        7,927,800
 233,200     Merck & Co., Inc.                       18,481,100
 123,500     Pfizer, Inc.                            10,235,063
  87,015     Pharmacia & Upjohn, Inc.                 3,447,969
  69,700     Schering-Plough Corp.                    4,513,075
  48,200     Warner-Lambert Co.                       3,615,000
                                                    ------------
                                                     72,616,988
----------------------------------------------------------------
Electrical Equipment: 4.3%
  29,200     AMP, Inc.                                1,120,550
  11,200     Black & Decker Corp.                       337,400
  10,200     Briggs & Stratton Corp.                    448,800

                                     MSF-17

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                       Value
 Shares                      Issue                   (Note 1A)
----------------------------------------------------------------
COMMON STOCK: (CONTINUED)
----------------------------------------------------------------
Electrical Equipment: (Continued)
  41,600     Emerson Electric Co.                   $ 4,024,800
 325,900     General Electric Co.                    32,223,362
  23,600     General Signal Corp.                     1,008,900
  13,600     Grainger (W.W.), Inc.                    1,091,400
  12,200     Johnson Controls, Inc.                   1,011,075
  29,000     National Service Industries, Inc.        1,083,875
  18,600     Raychem Corp.                            1,490,325
  18,500     Tandy Corp.                                814,000
  25,100     Thomas & Betts Corp.                     1,113,813
  29,200     Tyco International Ltd.                  1,543,950
  55,100     Westinghouse Electric Corp.              1,095,113
                                                    ------------
                                                     48,407,363
----------------------------------------------------------------
Electronics: 5.6%
  44,800    *Advanced Micro Devices, Inc.             1,153,600
  15,500    *Andrew Corp.                               822,469
  28,400    *Applied Materials, Inc.                  1,020,625
  87,300    *DSC Communications Corp.                 1,565,944
  27,400    *General Instrument                         592,525
  14,300     Harris Corp.                               981,337
 200,800     Hewlett-Packard Co.                     10,090,200
  22,500     Honeywell,  Inc.                         1,479,375
 162,100     Intel Corp.                             21,224,969
  37,900    *LSI Logic Corp.                          1,013,825
 125,797     Lucent Technologies, Inc.                5,818,111
  40,700     Micron Technology, Inc.                  1,185,388
 117,300     Motorola, Inc.                           7,199,288
  31,600    *National Semiconductor Corp.               770,250
  48,700     Northern Telecom Ltd.                    3,013,313
  18,300     Perkin-Elmer Corp.                       1,077,413
  71,900     Scientific-Atlanta, Inc.                 1,078,500
  28,000    *Tellabs, Inc.                            1,055,250
  31,100     Texas Instruments, Inc.                  1,982,625
                                                    ------------
                                                     63,125,007
----------------------------------------------------------------
Financial Services: 3.1%
  90,787     American Express Co.                     5,129,465
  17,000     Beneficial Corp.                         1,077,375
  35,013     Dean Witter Discover & Co.               2,319,611
  30,900     Federal Home Loan Mortgage Corp.         3,402,862
 207,900     Federal National Mortgage Assoc.         7,744,275
  15,900     Household International, Inc.            1,466,775
  22,300     Loews Corp.                              2,101,775
  28,800     Merrill Lynch & Co., Inc.                2,347,200
  29,100     Morgan Stanley Group, Inc.               1,662,338
  11,700     Salomon, Inc.                              551,363
  20,400     Transamerica Corp.                       1,611,600
 124,965     Travelers Group, Inc.                    5,670,287
                                                    ------------
                                                     35,084,926
----------------------------------------------------------------
Food & Beverages: 6.1%
  90,200     Anheuser-Busch Co., Inc.                 3,608,000
 134,051     Archer-Daniels-Midland Co.               2,949,122
  11,700     Brown-Forman Corp. Cl. B                   535,275
  42,200     Campbell Soup Co.                        3,386,550
 489,600     Coca-Cola Co.                           25,765,200
  49,850     ConAgra, Inc.                            2,480,037
  11,800     Coors (Adolph) Co. Cl. B                   225,675
  27,100     CPC International, Inc.                  2,100,250
  27,800     General Mills, Inc.                      1,761,825
  68,600     Heinz (H.J.) Co.                         2,452,450
  33,600     Hershey Foods Corp.                      1,470,000
  33,700     Kellogg Co.                              2,211,563
 298,200     PepsiCo, Inc.                            8,722,350
  19,400     Pioneer Hi Bred International, Inc.      1,358,000
  23,300     Quaker Oats Co.                            888,313
  25,100     Ralston-Purina Group                     1,841,713
  88,800     Sara Lee Corp.                           3,307,800
  33,000     Sysco Corp.                              1,076,625
  32,700     Whitman Corp.                              748,013
  29,500     Wrigley (Wm.), Jr. Co.                   1,659,375
                                                    ------------
                                                     68,548,136
----------------------------------------------------------------

                                     MSF-18

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                                      Value
 Shares                      Issue                                  (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Forest Products & Paper: 1.5%
  18,900     Alco Standard Corp.                                    $   975,712
  37,000     Boise Cascade Corp.                                      1,174,750
  14,600     Champion International Corp.                               631,450
  14,700     Georgia-Pacific Corp.                                    1,058,400
  55,900     International Paper Co.                                  2,256,963
  25,700     James River Corp.                                          851,313
  52,760     Kimberly-Clark Corp.                                     5,025,390
  32,100     Louisiana-Pacific Corp.                                    678,113
  10,354     Stone Container Corp.                                      154,016
  16,200     Temple Inland, Inc.                                        876,825
  17,100     Union Camp Corp.                                           816,525
  18,300     Westvaco Corp.                                             526,125
  30,200     Weyerhaeuser Co.                                         1,430,725
                                                                   ------------
                                                                     16,456,307
--------------------------------------------------------------------------------
Hospital Management: 0.9%
 126,100    *Beverly Enterprises, Inc.                                1,607,775
 130,085     Columbia/HCA Healthcare Corp.                            5,300,964
  48,600    *Humana, Inc.                                               929,475
  28,800     Manor Care, Inc.                                           777,600
  40,200    *Tenet Healthcare Corp.                                     879,375
  14,900     United Healthcare Corp.                                    670,500
                                                                    ------------
                                                                     10,165,689
--------------------------------------------------------------------------------
Hospital Supply: 2.7%
 153,400     Abbott Laboratories, Inc.                                7,785,050
  48,400     Baxter International, Inc.                               1,984,400
  14,400     Becton, Dickinson & Co.                                    624,600
  31,500    *Boston Scientific Corp.                                  1,890,000
 255,000     Johnson & Johnson                                       12,686,250
  43,800     Medtronic, Inc.                                          2,978,400
  40,650    *St. Jude Medical, Inc.                                   1,732,706
  23,000     United States Surgical Corp.                               905,625
                                                                    ------------
                                                                     30,587,031
--------------------------------------------------------------------------------
Hotel & Restaurant: 0.9%
  17,100     Darden Restaurants, Inc.                                   149,625
  24,900    *Harrah's Entertainment, Inc.                               494,887
  21,500    *HFS, Inc.                                                1,284,625
  31,200     Hilton Hotels Corp.                                        815,100
  27,100     Marriott International                                   1,497,275
 127,900     McDonald's Corp.                                         5,787,475
  11,300    *Shoney's, Inc.                                              79,100
  24,100     Wendy's International, Inc.                                494,050
                                                                    ------------
                                                                     10,602,137
--------------------------------------------------------------------------------
Household Appliances & Home Furnishings: 0.2%
  49,800     Maytag Corp.                                               983,550
  19,400     Newell Co.                                                 611,100
   8,600     Whirlpool Corp.                                            400,975
                                                                    ------------
                                                                      1,995,625
--------------------------------------------------------------------------------
Household Products: 3.1%
   9,600     Clorox Co.                                                 963,600
  29,300     Colgate-Palmolive Co.                                    2,702,925
  45,600     Corning, Inc.                                            2,109,000
  84,000     Gillette Co.                                             6,531,000
 134,700     Procter & Gamble Co.                                    14,480,250
  26,700     Rubbermaid, Inc.                                           607,425
  30,200     Tupperware Corp.                                         1,619,475
  31,700     Unilever NV                                              5,555,425
                                                                    ------------
                                                                     34,569,100
--------------------------------------------------------------------------------
Insurance: 3.5%
  28,700     Aetna, Inc.                                              2,296,000
  37,400     Alexander & Alexander Services, Inc.                       649,825
  83,099     Allstate Corp.                                           4,809,355
  37,800     American General Corp.                                   1,545,075
  92,750     American International Group, Inc.                      10,040,187
  17,100     Aon Corp.                                                1,062,337
  32,600     Chubb Corp.                                              1,752,250
  13,500     CIGNA Corp.                                              1,844,437
  19,400     General Re Corp.                                         3,060,350
  23,200     ITT Hartford Group, Inc.                                 1,566,000
   9,000     Jefferson-Pilot Corp.                                      509,625
  13,000     Lincoln National Corp.                                     682,500

                                     MSF-19

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                                       Value
 Shares                      Issue                                   (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Insurance: (Continued)
  11,700     Marsh & McLennan Cos., Inc.                            $ 1,216,800
  21,800     Providian Corp.                                          1,119,975
  37,900     SAFECO Corp.                                             1,494,681
  21,700     St. Paul Cos., Inc.                                      1,272,163
  24,500     Torchmark Corp.                                          1,237,250
  21,100     UNUM Corp.                                               1,524,475
  30,300     USF&G Corp.                                                632,513
  20,300     USLIFE Corp.                                               674,975
                                                                    ------------
                                                                     38,990,773
--------------------------------------------------------------------------------
Leisure: 0.9%
  43,600     Brunswick Corp.                                          1,046,400
 126,999     Disney (Walt) Co.                                        8,842,305
                                                                    ------------
                                                                      9,888,705
--------------------------------------------------------------------------------
Liquor: 0.2%
  65,200     Seagram Ltd.                                             2,526,500
--------------------------------------------------------------------------------
Machinery: 1.3%
  24,800     Browning-Ferris Industries, Inc.                           651,000
  13,200     Case Corp.                                                 719,400
  34,800     Caterpillar, Inc.                                        2,618,700
  13,100     Cooper Industries, Inc.                                    551,837
  18,900     Cummins Engine Co., Inc.                                   869,400
  49,800     Deere & Co.                                              2,023,125
  14,000     Fluor Corp.                                                878,500
   6,000     Foster Wheeler Corp.                                       222,750
  21,600     Illinois Tool Works, Inc.                                1,725,300
  24,100     Ingersoll-Rand Co.                                       1,072,450
  13,800     Parker Hannifin Corp.                                      534,750
  89,600     WMX Technologies, Inc.                                   2,923,200
                                                                    ------------
                                                                     14,790,412
--------------------------------------------------------------------------------
Metals-Aluminum: 0.4%
  33,600     Alcan Aluminium Ltd.                                     1,129,800
  28,700     Aluminum Co. of  America                                 1,829,625
  18,700     Reynolds Metals Co.                                      1,054,213
                                                                    ------------
                                                                      4,013,638
--------------------------------------------------------------------------------
Metals-Gold: 0.5%
  79,100     Barrick Gold Corp.                                       2,274,125
  42,100     Echo Bay Mines Ltd.                                        278,912
  67,300     Homestake Mining Co.                                       959,025
  14,190     Newmont Mining Corp.                                       635,003
  32,900     Placer Dome, Inc.                                          715,575
  50,707     Santa Fe Pacific Gold Corp.                                779,620
                                                                    ------------
                                                                      5,642,260
--------------------------------------------------------------------------------
Metals-Non-Ferrous: 0.2%
  12,600     ASARCO, Inc.                                               313,425
  76,650     Engelhard Corp.                                          1,465,931
  30,106     Inco Ltd.                                                  959,629
                                                                    ------------
                                                                      2,738,985
--------------------------------------------------------------------------------
Metals-Steel & Iron: 0.2%
   9,500    *Bethlehem Steel Corp.                                       85,500
  10,400     Inland Steel Industries, Inc.                              208,000
  13,700     Nucor Corp.                                                698,700
  46,600     Worthington Industries, Inc.                               847,538
                                                                    ------------
                                                                      1,839,738
--------------------------------------------------------------------------------
Mining: 0.2%
  25,300     Freeport-McMoRan Copper & Gold, Inc.                       755,837
             Cl. B
  21,100     Phelps-Dodge Corp.                                       1,424,250
                                                                    ------------
                                                                      2,180,087
--------------------------------------------------------------------------------
Miscellaneous: 0.3%
  43,700     Allegheny Teldyne, Inc.                                  1,005,100
  29,300    *Cognizant Corp.                                            966,900
  19,800     Guidant Corp.                                            1,128,600
   5,220    *Newport News Shipbuilding, Inc.                             78,300
                                                                    ------------
                                                                      3,178,900
--------------------------------------------------------------------------------
Multi-Industry: 0.9%
  25,400     Harcourt General, Inc.                                   1,171,575
  17,900     ITT Corp.                                                  776,413
  31,000     ITT Industries, Inc.                                       759,500
  82,900     Minnesota Mining & Manufacturing Co.                     6,870,338
                                                                    ------------
                                                                      9,577,826
--------------------------------------------------------------------------------
Newspapers: 0.5%
  17,900     Dow Jones & Co., Inc.                                      606,362

                                     MSF-20

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                                      Value
 Shares                      Issue                                  (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Newspapers: (Continued)
  26,100     Gannett Co., Inc.                                       $ 1,954,237
  20,800     Knight-Ridder, Inc.                                         795,600
  26,400     New York Times Co. Cl. A                                  1,003,200
  18,900     Times Mirror Co. Cl. A                                      940,275
  10,700     Tribune Co.                                                 843,963
                                                                     -----------
                                                                       6,143,637
--------------------------------------------------------------------------------
Office & Business Equipment: 4.3%
  30,900    *3 Com Corp.                                               2,265,356
  50,900    *Amdahl Corp.                                                617,162
  31,200    *Apple Computer, Inc.                                        649,350
  39,800     Avery Dennison Corp.                                      1,407,925
  27,700    *Bay Networks                                                578,237
  30,800    *Cabletron Systems, Inc.                                   1,024,100
  13,100    *Ceridian Corp.                                              530,550
 127,800     Cisco Systems, Inc.                                       8,139,262
  52,400     COMPAQ Computer Corp.                                     3,890,700
  38,400    *Data General Corp.                                          556,800
  32,400    *Dell Computer Corp.                                       1,723,275
  19,400    *Digital Equipment Corp.                                     705,675
  34,500    *EMC Corp.                                                 1,142,812
  59,700    *Intergraph Corp.                                            619,388
 103,000     International Business Machines Corp.                    15,553,000
  10,000     Moore Corp. Ltd.                                            203,750
  27,200     Pitney Bowes, Inc.                                        1,482,400
  37,400     Seagate Technology                                        1,477,300
  58,000    *Sun Microsystems, Inc.                                    1,489,875
  83,200     Tandem Computers, Inc.                                    1,144,000
  61,800    *Unisys Corp.                                                417,150
  55,500     Xerox Corp.                                               2,920,688
                                                                     -----------
                                                                      48,538,755
--------------------------------------------------------------------------------
Oil & Gas Exploration: 0.2%
  26,000     Louisiana Land & Exploration Co.                          1,394,250
  22,600    *Santa Fe Energy Resources, Inc.                             313,575
  37,350     Union Pacific Resources Group, Inc.                       1,092,488
                                                                     -----------
                                                                       2,800,313
--------------------------------------------------------------------------------
Oil-Domestic: 1.9%
  12,800     Amerada Hess Corp.                                          740,800
  93,100     Amoco Corp.                                               7,494,550
  31,100     Ashland Oil, Inc.                                         1,364,512
  28,000     Atlantic Richfield Co.                                    3,710,000
  13,900     Kerr-McGee Corp.                                          1,000,800
  50,000     Occidental Petroleum Corp.                                1,168,750
  23,500    *Oryx Energy Co.                                             581,625
  41,700     Phillips Petroleum Co.                                    1,845,225
  26,100     Tenneco, Inc.                                             1,177,763
  44,472     Unocal Corp.                                              1,806,675
  38,900     USX-Marathon Group                                          928,738
                                                                     -----------
                                                                      21,819,438
--------------------------------------------------------------------------------
Oil-International: 5.8%
 126,100     Chevron Corp.                                             8,196,500
 246,100     Exxon Corp.                                              24,117,800
  76,300     Mobil Corp.                                               9,327,675
 109,200     Royal Dutch Petroleum Co.                                18,645,900
  48,700     Texaco, Inc.                                              4,778,688
                                                                     -----------
                                                                      65,066,563
--------------------------------------------------------------------------------
Oil-Services: 1.0%
  23,800     Baker Hughes, Inc.                                          821,100
  12,100     Coastal Corp.                                               591,387
  21,000     Dresser Industries, Inc.                                    651,000
  17,500     Halliburton Co.                                           1,054,375
  14,100     Helmerich & Payne, Inc.                                     734,962
  21,300     McDermott International, Inc.                               354,113
  76,900     Rowan Cos., Inc.                                          1,739,863
  45,900     Schlumberger Ltd.                                         4,584,263
  14,500    *Western Atlas, Inc.                                       1,027,688
                                                                     -----------
                                                                      11,558,751
--------------------------------------------------------------------------------
Photography: 0.5%
  62,700     Eastman Kodak Co.                                         5,031,675
  21,200     Polaroid Corp.                                              922,200
                                                                     -----------
                                                                       5,953,875
--------------------------------------------------------------------------------

                                     MSF-21

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                                       Value
 Shares                      Issue                                   (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Printing & Publishing: 0.3%
  18,700     American Greetings Corp. Cl. A                         $   531,781
  25,100     Donnelley (R.R.) & Sons Co.                                787,512
  29,300     Dun & Bradstreet Corp.                                     695,875
  16,000     McGraw-Hill Cos., Inc.                                     738,000
  15,200     Meredith Corp.                                             801,800
                                                                    ------------
                                                                      3,554,968
--------------------------------------------------------------------------------
Retail Grocery: 0.5%
  35,300     Albertson's, Inc.                                        1,257,562
  25,100     American Stores Co.                                      1,025,962
  50,595     Fleming Cos., Inc.                                         872,764
  21,400     Giant Foods, Inc. Cl. A                                    738,300
  29,400     Kroger Co.                                               1,367,100
  19,800     Winn-Dixie Stores, Inc.                                    626,175
                                                                    ------------
                                                                      5,887,863
--------------------------------------------------------------------------------
Retail Trade: 3.8%
 123,400    *Charming Shoppes, Inc.                                     620,856
  35,300     Circuit City Stores, Inc.                                1,063,412
  31,400     CVS Corp.                                                1,299,175
  40,800     Dayton-Hudson Corp.                                      1,601,400
  20,600     Dillard Department Stores, Inc. Cl. A                      636,025
  26,500    *Federated Department Stores                                904,312
  91,233     Home Depot, Inc.                                         4,573,054
  71,000    *K Mart Corp.                                               736,625
  59,900     Limited, Inc.                                            1,100,663
     100     Longs Drug Stores Corp.                                      4,913
  30,100     Lowes Cos., Inc.                                         1,068,550
  38,400     May Department Stores Co.                                1,795,200
  40,800     Nordstrom, Inc.                                          1,445,850
  34,800     Penney (J.C.) Co., Inc.                                  1,696,500
  38,600     Pep Boys-Manny, Moe & Jack                               1,186,950
  29,767    *Price/Costco, Inc.                                         749,756
  38,300     Rite-Aid Corp.                                           1,522,425
  72,600     Sears, Roebuck & Co.                                     3,348,675
  22,200     SuperValu, Inc.                                            629,925
  50,900     The Gap, Inc.                                            1,533,362
  25,000     TJX Cos., Inc.                                           1,184,375
  40,400    *Toys'R Us, Inc.                                          1,212,000
 445,800     Wal-Mart Stores, Inc.                                   10,197,675
  44,600     Walgreen Co.                                             1,784,000
  27,200    *Woolworth Corp.                                            595,000
                                                                    ------------
                                                                     42,490,678
--------------------------------------------------------------------------------
Software: 2.7%
  64,900     Autodesk, Inc.                                           1,825,312
  73,900     Computer Associates International,                       3,676,525
             Inc.
 235,200    *Microsoft Corp.                                         19,448,100
  97,500    *Novell, Inc.                                               923,203
 118,900    *Oracle Systems Corp.                                     4,956,644
                                                                    ------------
                                                                     30,829,784
--------------------------------------------------------------------------------
Textiles & Apparel: 0.6%
  23,500     Liz Claiborne, Inc.                                        907,688
  55,600     Nike, Inc. Cl. B                                         3,322,100
  19,800    *Reebok International Ltd.                                  831,600
   4,200     Russell Corp.                                              124,950
   1,500     Springs Industries, Inc.                                    64,500
   7,000     Stride Rite Corp.                                           70,000
  23,100     VF Corp.                                                 1,559,250
                                                                    ------------
                                                                      6,880,088
--------------------------------------------------------------------------------
Tires & Rubber: 0.3%
  44,200     Cooper Tire & Rubber Co.                                   872,950
  21,900     Goodrich (B.F.) Co.                                        886,950
  26,400     Goodyear Tire And Rubber Co.                             1,356,300
                                                                    ------------
                                                                      3,116,200
--------------------------------------------------------------------------------
Tobacco: 1.9%
  25,500     American Brands, Inc.                                    1,265,437
 165,700     Philip Morris Cos., Inc.                                18,661,963
  37,400     UST, Inc.                                                1,210,825
                                                                    ------------
                                                                     21,138,225
--------------------------------------------------------------------------------
Toys & Amusements: 0.2%
  27,900     Hasbro, Inc.                                             1,084,612
  49,213     Mattel, Inc.                                             1,365,661
                                                                    ------------
                                                                      2,450,273
--------------------------------------------------------------------------------

                                     MSF-22

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                                       Value
 Shares                      Issue                                   (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Transportation-Airlines: 0.4%
  14,800    *AMR Corp.                                              $ 1,304,250
  13,600     Delta Air Lines, Inc.                                      963,900
  13,800    *Federal Express Corp.                                      614,100
  15,400     Southwest Airlines Co.                                     340,725
  53,600    *USAir Group, Inc.                                        1,252,900
                                                                    ------------
                                                                      4,475,875
--------------------------------------------------------------------------------
Transportation-Railroad: 1.0%
  27,401     Burlington Northern Santa Fe Corp.                       2,366,761
  19,700     Conrail, Inc.                                            1,962,612
  46,700     CSX Corp.                                                1,973,075
  29,200     Norfolk Southern Corp.                                   2,555,000
  44,100     Union Pacific Corp.                                      2,651,513
                                                                    ------------
                                                                     11,508,961
--------------------------------------------------------------------------------
Transportation-Trucking: 0.1%
  35,800     Ryder Systems, Inc.                                      1,006,875
--------------------------------------------------------------------------------
Utilities-Electric: 2.5%
  27,400     American Electric Power Co., Inc.                        1,126,825
  28,700     Baltimore Gas & Electric Co.                               767,725
  18,800     Carolina Power & Light Co.                                 686,200
  36,000     Central & South West Corp.                                 922,500
  21,892     CINergy Corp.                                              730,645
  32,200     Consolidated Edison Co. of New York, Inc.                  941,850
  22,600     Dominion Resources, Inc.                                   870,100
  48,000     DTE Energy Co.                                           1,554,000
  29,100     Duke Power Co.                                           1,345,875
  61,000     Edison International                                     1,212,375
  29,400     Entergy Corp.                                              815,850
  27,900     FPL Group, Inc.                                          1,283,400
  55,100     GPU, Inc.                                                1,852,737
  28,400     Houston Industries, Inc.                                   642,550
  96,000    *Niagara Mohawk Power Corp.                                 948,000
  11,700     Northern States Power Co.                                  536,738
  30,400     Ohio Edison Co.                                            691,600
  66,800     Pacific Gas & Electric Co.                               1,402,800
  49,400     PacifiCorp                                               1,012,700
  23,900     PECO Energy Corp.                                          603,475
  29,800     PP&L Resources, Inc.                                       685,400
  33,500     Public Service Enterprise Group, Inc.                      912,875
 123,200     Southern Co.                                             2,787,400
  39,000     Texas Utilities Co.                                      1,589,250
  42,900     Unicom Corp.                                             1,163,663
  21,500     Union Electric Co.                                         827,750
                                                                    ------------
                                                                     27,914,283
--------------------------------------------------------------------------------
Utilities-Gas Distribution & Pipelines: 1.3%
  32,200     Burlington Resources, Inc.                               1,622,075
  17,000     Columbia Gas Systems, Inc.                               1,081,625
  21,100     Consolidated Natural Gas Co.                             1,165,775
   2,427     El Paso Natural Gas Co.                                    122,579
  39,900     Enron Corp.                                              1,720,687
  64,200     ENSERCH Corp.                                            1,476,600
  21,700     NICOR, Inc.                                                775,775
  54,118     NorAm Energy Corp.                                         832,064
  34,375     ONEOK, Inc.                                              1,031,250
  44,500     Pacific Enterprises                                      1,351,688
  23,300     Panenergy Corp.                                          1,048,500
  24,900     Peoples Energy Corp.                                       843,488
  27,800     Sonat, Inc.                                              1,431,700
                                                                    ------------
                                                                     14,503,806
--------------------------------------------------------------------------------
Utilities-Telephone: 6.5%
  98,700    *AirTouch Communications, Inc.                            2,492,175
  42,300     ALLTEL Corp.                                             1,327,162
 102,300     Ameritech Corp.                                          6,201,937
 321,935     AT&T Corp.                                              14,004,172
  93,600     Bell Atlantic Corp.                                      6,060,600
 189,200     BellSouth Corp.                                          7,638,950
 198,300     GTE Corp.                                                9,022,650
 143,100     MCI Communications Corp.                                 4,677,581

                                     MSF-23

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
December 31, 1996

                                                                      Value
 Shares                      Issue                                  (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Utilities-Telephone: (Continued)
  83,500     NYNEX Corp.                                         $    4,018,438
  78,067     Pacific Telesis Group                                    2,868,962
 115,300     SBC Communications, Inc.                                 5,966,775
  93,800     Sprint Corp.                                             3,740,275
  94,700     U.S. West, Inc.-Communications Group                     3,054,075
  58,800    *WorldCom, Inc.                                           1,532,475
                                                                     72,606,227
                                                                 --------------
             TOTAL COMMON STOCK
             (Cost: $818,260,380) ..............................  1,121,912,642
                                                                 --------------
--------------------------------------------------------------------------------
PREFERRED STOCK: 0.0%
--------------------------------------------------------------------------------
Hospital Supply: 0.0%
  15,100    *Fresenius National Medical Care,                             1,774
             Inc. Pfd. Cl. D
                                                                 --------------
             TOTAL PREFERRED STOCK
             (Cost: $2,435) ....................................          1,774
                                                                 --------------
--------------------------------------------------------------------------------
  Face                                                                Value
 Amount                      Issue                                  (Note 1A)
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 0.5%
--------------------------------------------------------------------------------
$6,150,000   U.S. Treasury Bills, 4.82% to 5.00%
             with maturities to 2/13/97                          $    6,119,501
                                                                 --------------
             TOTAL SHORT TERM OBLIGATIONS
             (Cost: $6,119,501) ................................      6,119,501
                                                                 --------------
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS: 100.5%
             (Cost: $824,382,316) ..............................  1,128,033,917
             OTHER ASSETS LESS LIABILITIES: (0.5)%                   (5,736,583)
                                                                 --------------
             TOTAL NET ASSETS: 100.0%........................... $1,122,297,334
                                                                 ==============
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.
                        *Non-income producing security.

                                     MSF-24

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO
December 31, 1996


 Shares                      Issue                                    (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 88.9%
--------------------------------------------------------------------------------
Argentina: 0.5%
   70,000   Quilmes Industrial SA                                    $   638,750
   32,000   YPF SA                                                       808,000
                                                                     -----------
             Total Investments in Argentina                            1,446,750
--------------------------------------------------------------------------------
Australia: 3.9%
  130,000  *Amcor Ltd.                                                   835,943
  500,000  *Burns, Philp & Co. Ltd                                       890,231
   85,000  *Commonwealth Bank of Australia                               813,449
  240,000  *CSR Ltd.                                                     839,361
   50,000  *Lend Lease Corp.                                             969,716
1,000,000   MIM Holdings Ltd.                                          1,398,935
  140,000   National Australia Bank                                    1,646,928
  300,000  *News Corp. Ltd.                                            1,583,340
  350,000   Resolute Samantha                                            728,877
  340,000   Santos Ltd.                                                1,378,269
  375,000  *Woolworths Ltd.                                              903,148
                                                                     -----------
             Total Investments in Australia                           11,988,197
--------------------------------------------------------------------------------
Austria: 1.3%
   10,000   Bohler Uddeholm AG                                           715,704
    6,000   EVN Energie-Versorgung AG                                    903,172
   10,000   OMV Handels AG                                             1,127,580
   30,000   VA Stahl AG                                                1,067,184
                                                                     -----------
             Total Investments in Austria                              3,813,640
--------------------------------------------------------------------------------
Belgium: 1.1%
    6,000  *Arbed SA                                                     652,296
    7,400  *Dexia Credit Communal de Belgique                            675,219
    7,500  *GPE Bruxelles                                                965,645
    3,500  *Petrofina SA                                               1,114,175
                                                                     -----------
             Total Investments in Belgium                              3,407,335
--------------------------------------------------------------------------------
Canada: 0.7%
  173,000  *Akiko Gold Resources Ltd.                                     59,381
1,037,000  *Epicore Networks, Inc.                                       833,053
  282,330  *Isleinvest Ltd.                                            1,237,114
                                                                     -----------
             Total Investments in Canada                               2,129,548
--------------------------------------------------------------------------------
China: 0.7%
  595,000  *Advanced Material Resources Ltd.                           1,325,312
  210,000   China Merchants                                              145,258
1,456,000   China North Industries                                       596,960
                                                                     -----------
             Total Investments in China                                2,067,530
--------------------------------------------------------------------------------
Croatia: 0.4%
   55,000  *Zagrebacka Banka GDR                                       1,120,625
                                                                     -----------
             Total Investments in Croatia                              1,120,625
--------------------------------------------------------------------------------
Czech Republic: 0.3%
   32,000  *Komercni Banka GDR                                           867,200
                                                                     -----------
             Total Investments in Czech Republic                         867,200
--------------------------------------------------------------------------------
Denmark: 0.5%
    8,280  *Novo Nordisk AS                                            1,560,196
                                                                     -----------
             Total Investments in Denmark                              1,560,196
--------------------------------------------------------------------------------
Finland: 0.4%
   73,500  *Valmet Corp.                                               1,294,239
                                                                     -----------
             Total Investments in Finland                              1,294,239
--------------------------------------------------------------------------------
France: 8.0%
   53,118   AXA                                                        3,378,422
   28,000  *Capital Gemini                                             1,353,994
   13,000  *Cie Financiere Paribas                                       879,194
   22,750  *Credit Local de France                                     1,981,883
   19,000  *Eaux Cie Generale                                          2,354,630
   20,230  *Elf Aquitaine SA                                           1,841,501
    3,300  *Hermes International                                         915,872
   30,000   Lafarge SA                                                 1,799,942
    5,500  *Peugeot SA                                                   619,061
   66,000   Rhone-Poulenc SA                                           2,250,246
    7,000   Saint-Gobain                                                 990,267
   25,000  *SGS-Thomson Microelectronics NV                            1,768,334
   10,000   Synthelabo                                                 1,081,237
   20,000   Total SA B                                                 1,626,674
   50,000   Usinor Sacilor                                               727,571
   15,000   Valeo SA                                                     925,123
                                                                     -----------
             Total Investments in France                              24,493,951
--------------------------------------------------------------------------------
Germany: 7.6%
      750  *Allianz AG Holdings                                        1,364,700
   87,500   BASF AG                                                    3,370,808

                                    MSF-25

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO
December 31, 1996

                                                                      Value
Shares                          Issue                               (Note 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
Germany: (Continued)
   32,500   Bayer AC                                               $ 1,326,358
    2,300   Bayer Motoren Werk AG                                    1,603,782
   80,000 * Commerzbank AG                                           2,032,753
   57,500 * Daimler-Benz AG                                          3,960,879
   50,000   Deutsche Telekom                                         1,054,393
    3,000   Mannesmann AG                                            1,300,364
    5,050   Preussag AG                                              1,143,700
   40,000   RWE AG                                                   1,694,827
    6,000   Thyssen AG                                               1,064,466
   17,500   Veba AG                                                  1,021,152
    5,200   Volkswagen AG                                            2,162,724
                                                                   -----------
            Total Investments in Germany                            23,091,906
------------------------------------------------------------------------------
Hong Kong: 4.3%
  160,000 * Cheung Kong Holdings                                     1,422,199
1,500,000   Cosco Pacific Ltd.                                       1,745,426
1,790,000 * Goldlion Holdings Ltd.                                   1,469,584
  735,000   Hong Kong & China Gas Co. Ltd.                           1,420,680
  200,000 * Hutchison Whampoa                                        1,570,884
  620,000   Johnson Electric Holdings Ltd.                           1,715,431
  500,000 * Kerry Properties                                         1,370,483
1,250,000   South China Morning Post Ltd.                            1,034,327
  120,000 * Swire Pacific Cl. A                                      1,144,224
  200,000 * Swire Pacific Cl. B                                        302,541
                                                                   -----------
             Total Investments in Hong Kong                         13,195,779
------------------------------------------------------------------------------
Indonesia: 0.3%
  410,000 * Anglo-Eastern Plantations                                  776,169
                                                                   -----------
             Total Investments in Indonesia                            776,169
------------------------------------------------------------------------------
Irelend: 1.9%
  513,000   Bank of Ireland                                          4,684,410
  190,000   Irish Life PLC                                             882,131
3,521,073 * World Fluids PLC                                           358,015
                                                                   -----------
             Total Investments in Ireland                            5,924,556
------------------------------------------------------------------------------
Israel: 0.3%
   50,000   Koors Industries Ltd. ADR                                  850,000
                                                                   -----------
             Total Investments in Israel                               850,000
------------------------------------------------------------------------------
Italy: 2.5%
  750,000 * Autostrade SPA                                           1,473,303
  125,000 * Edison SPA                                                 791,035
  374,000   ENI SPA                                                  1,919,308
   11,100   Gucci Group NV                                             709,013
  250,000   Italgas                                                  1,044,001
  345,000 * Stet                                                     1,569,216
                                                                   -----------
             Total Investments in Italy                              7,505,876
------------------------------------------------------------------------------
Japan: 21.3%
  200,000   Canon, Inc.                                              4,421,034
  330,000 * Chugai Pharmaceutical Co. Ltd.                           2,764,010
  480,000 * Clarion Co.                                              2,486,832
  115,000 * Denso Corp.                                              2,770,486
  250,000 * Fujikura                                                 2,003,281
   20,000   Keyence Corp.                                            2,469,562
  495,000 * Mitubishi Estate                                         5,086,348
   10,000   Mitusi & Co. Ltd.                                           81,167
  240,000 * Nikon Corp.                                              2,984,198
  532,000   Nippon Shinpan Co.                                       2,985,925
  360,000 * Nomura Securities                                        5,408,859
  150,000   Omron Corp.                                              2,823,590
   90,000 * Ono Pharmaceutical                                       2,681,116
  150,000   Pioneer Electronic Corp.                                 2,862,447
  325,000 * Prospect Japan Fund                                      2,234,375
   50,000 * Rohm Co.                                                 3,281,237
   70,000 * Sony Corp.                                               4,587,687
  145,000 * Sumitomo Electric Industries                             2,028,322
  580,000   Sumitomo Realty & Development Co. Ltd.                   3,655,988
  145,000 * Takara Co.                                                 976,600
   57,000   TDK Corp.                                                3,716,000
   49,000   Tokio Marine & Fire Insurance Co. Ltd.                     461,186
  145,000 * Tokyo Nissan Auto Sales Co. Ltd.                           663,587
   80,000 * Toyoda Automatic Loom                                    1,499,007
                                                                   -----------
             Total Investments in Japan                             64,932,844
------------------------------------------------------------------------------
Malaysia: 0.9%
  100,000 * Commerce Asset Holdings                                    752,326


                                    MSF-26

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
---------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO
December 31, 1996

                                                        Value
Shares               Issue                            (Note 1A)
---------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------
Malaysia: (Continued)
  325,000  *Leader Universal Holdings               $   682,043
  180,000  *Sime Darby Bhd.                             709,167
   80,000  *United Engineers Bhd.                       722,233
                                                    -----------
             Total Investments in Malaysia            2,865,769
---------------------------------------------------------------
Mexico: 0.5%
   16,000  *Banco Latinoamericano de Exportaciones
            SA Cl. E                                    812,000
  145,000   Grupo Carso SA de CV                        755,208
                                                    -----------
             Total Investments in Mexico              1,567,208
---------------------------------------------------------------
Netherlands: 5.3%
   25,000   ABN Amro Holdings NV                      1,627,570
   23,500   Ahold Kon NV                              1,470,026
   12,500   Akzo Nobel NV                             1,708,659
   27,500  *ASM Lithography Holdings NV               1,374,602
   90,000   ING Groep NV                              3,242,398
   25,000  *Koninklijke PTT                             954,243
   23,000   Royal Dutch Petroleum                     4,035,158
   80,000   Ver Ned Uitgevers                         1,672,748
                                                    -----------
             Total Investments in Netherlands        16,085,404
---------------------------------------------------------------
New Zealand: 1.5%
  800,000  *Brierley Investment Ltd.                    740,898
  280,000   Fletcher Challenge                          861,082
  320,000  *Lion Nathan Ltd.                            766,914
  420,000   Telecom Corp. of New Zealand              2,143,796
                                                    -----------
             Total Investments in New Zealand         4,512,690
---------------------------------------------------------------
Norway: 0.8%
  400,000  *Storebrand ASA                            2,297,031
                                                    -----------
             Total Investments in Norway              2,297,031
---------------------------------------------------------------
Philippines: 0.2%
  645,000  *TVI Pacific, Inc.                           598,225
                                                    -----------
             Total Investments in Philippines           598,225
---------------------------------------------------------------
Poland: 0.3%
   70,000   Bank Gdanski SA GDR                         880,250
                                                    -----------
             Total Investments in Poland                880,250
---------------------------------------------------------------
Russia: 0.3%
   45,800  *Rao Gazprom ADR                             812,950
                                                    -----------
             Total Investments in Russia                812,950
---------------------------------------------------------------
Singapore: 2.5%
   85,000  *Development Bank of Singapore Ltd.        1,148,074
  185,000   Keppel Corp.                              1,441,078
  200,000  *Parkway Holdings                            786,107
   60,000  *Singapore Press Holdings Ltd.             1,183,449
  375,000  *Straits Steamship Land                    1,200,600
   90,000  *United Overseas Bank Ltd.                 1,003,359
  280,000  *Want Want Holdings                          736,400
                                                    -----------
             Total Investments in Singapore           7,499,067
---------------------------------------------------------------
South Africa: 0.2%
  600,000  *Sun International Hotels Ltd.               480,923
       41  *Western Areas Gold Mining Ltd. ADR              561
                                                    -----------
             Total Investments in South Africa          481,484
---------------------------------------------------------------
South Korea: 0.2%
  113,505  *Yukong GDS                                  732,107
                                                    -----------
             Total Investments in South Korea           732,107
---------------------------------------------------------------
Spain: 3.2%
   11,500   Acerinox SA                               1,661,776
   56,250  *Autopistas Cesa                             775,563
   35,000   Banco Bilbao Vizcaya                      1,889,852
    5,300  *Banco Popular Espanol SA                  1,041,017
  102,375   Iberdrola SA                              1,450,953
   45,000   Repsol SA                                 1,726,170
   50,000  *Telefonica de Espana                      1,161,179
                                                    -----------
             Total Investments in Spain               9,706,510
---------------------------------------------------------------
Sweden: 1.1%
   10,000   ABB AB Ser. A                             1,129,049
   75,000  *Nordbanken AB                             2,270,928
                                                    -----------
             Total Investments in Sweden              3,399,977
---------------------------------------------------------------
Switzerland: 3.3%
   10,000  *Credit Suisse Group                       1,027,269
    3,200  *Novartis AG                               3,664,998
      410  *Roche Holdings AG                         3,190,250
    5,500  *Schweiz Bankverein AG                     1,045,760
    1,750  *SMH Neuenburg AG                          1,078,633
                                                    -----------
             Total Investments in Switzerland        10,006,910
---------------------------------------------------------------

                                    MSF-27

---------------------------------------------------------------
Metropolitan Series Fund, Inc.
---------------------------------------------------------------

Schedule of Investments
---------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO
December 31, 1996 (unaudited)


                                                       Value
 Shares                      Issue                   (Note 1A)
---------------------------------------------------------------
COMMON STOCK: (CONTINUED)
---------------------------------------------------------------
Taiwan: 0.3%
   82,500  *Tung Ho Steel Enterprise GDR           $    907,500
                                                   ------------
             Total Investments in Taiwan                907,500
---------------------------------------------------------------
Ukraine: 1.0%
4,254,800  *Ashurst Technology Ltd.                   3,076,208
                                                   ------------
             Total Investments in Ukraine             3,076,208
---------------------------------------------------------------
United Kingdom: 11.3%
  322,000  *Alexon Group PLC                            976,426
  265,000   Arjo Wiggins Appleton PLC                   814,931
  162,000  *Ascot Holdings PLC                          777,112
  290,000  *Bat Industries                            2,404,660
  210,000  *British Biotech PLC                         732,140
  367,500   British Petroleum Co. PLC                 4,407,230
  236,000   BTR PLC                                   1,152,304
1,000,000  *Electrophoretics                            659,585
  299,400  *Euro Sales Finance CLA                      641,168
  106,500   Glaxo Wellcome PLC                        1,733,339
  105,000  *Greenalls Group                           1,057,735
  246,000   Guardian Royal Exchange PLC               1,173,737
  250,000  *J. Sainsbury PLC                          1,657,530
  615,000  *Kemgas International Ltd.                 1,212,663
  280,000  *Lasmo                                     1,127,291
  130,000   Marks & Spencer PLC                       1,095,768
  126,000  *Morgan Crucible Co.                         943,327
   90,000   National Westminster Bank PLC             1,057,735
  420,000  *Premium Underwriting                        982,183
  189,000   Racal Electronics                           828,919
  148,000  *Rank Organisation                         1,110,571
  122,000   Royal Bank Scotland Group                 1,174,645
  388,500  *Sun Life & Province                       1,730,512
  450,000   Tarmac PLC                                  759,380
1,653,979  *Turbo Genset, Inc. CL A                     628,109
   83,000   Unilever PLC                              2,012,078
7,500,000   Upton & Southern Holdings PLC               513,963
  750,000  *Upton & Southern Holdings PLC (Wts.)         17,668
  890,400  *Waverley Mining Finance PLC                 991,537
             Total Investments in United Kingdom     34,374,246
                                                   ------------
             TOTAL COMMON STOCK
             (Cost: $259,485,844).................. 270,269,877
                                                   ------------

---------------------------------------------------------------
PREFERRED STOCK: 0.2%
---------------------------------------------------------------
United Kingdom: 0.2%
  295,000  *Upton & Southern Holdings PLC Cum.
            Cvt. Pfd.                                   518,032
                                                   ------------
             Total Investments in United Kingdom        518,032
                                                   ------------
             TOTAL PREFERRED STOCK
             (Cost: $456,231) .....................     518,032
                                                   ------------

---------------------------------------------------------------
            Face                   Interest Maturity   Value
           Amount        Issue       Rate     Date   (Note 1A)
---------------------------------------------------------------
CONVERTIBLE BONDS: 6.4%
---------------------------------------------------------------
Hong
Kong      1,100,000 Hysan
                    Development     6.750%  6/01/00$  1,479,500
Japan   340,000,000 Hankyu Corp.    1.250%  9/30/98   2,950,522
Japan   300,000,000 Matsushita      1.040%  3/31/04   3,108,540
                    Electric
Japan   305,000,000 Mitsui & Co.    1.050%  9/30/09   2,765,305
Japan     8,500,000 NEC Corp.       1.000%  3/31/99   8,366,642
Taiwan      750,000 Yageo Corp.     1.250%  7/24/03     828,750
                                                   ------------
              TOTAL CONVERTIBLE BONDS
              (Cost: $19,324,899)..................  19,499,259
                                                   ------------

---------------------------------------------------------------
              TOTAL INVESTMENTS: 95.5%
              (Cost: $279,266,974) ................ 290,287,168
              OTHER ASSETS LESS LIABILITIES: 4.5%..  13,538,315
                                                   ------------
              TOTAL NET ASSETS: 100.0%.............$303,825,483
                                                   ============
----------------------------------------------------------------
              See Notes to Financial Statements.
               *Non-income producing security.


                                    MSF-28

------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
------------------------------------------------------------------------------
Industry Diversification
------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO
As a Percentage of Total Value of Investments


Automotive..............................................................   4.14%
Banking.................................................................   9.82
Broadcasting............................................................   0.55
Business Services.......................................................   0.47
Chemicals...............................................................   5.44
Construction Materials..................................................   1.52
Consumer Non-Durables...................................................   0.37
Drugs & Health Care.....................................................   4.70
Electrical Equipment....................................................   1.67
Electronics.............................................................  15.83
Financial Services......................................................   5.64
Food & Beverages........................................................   1.54
Forest Products & Paper.................................................   0.57
General Business........................................................   0.98
Homebuilders............................................................   0.80
Household Products......................................................   0.56
Insurance...............................................................   4.22
Investment Companies....................................................   0.77
Leisure.................................................................   0.97
Machinery...............................................................   1.75
Metals-Gold.............................................................   0.02
Metals-Non-Ferrous......................................................   1.40
Metals-Steel & Iron.....................................................   2.34
Miscellaneous...........................................................   1.95
Multi-Industry..........................................................   5.15
Oil & Gas Exploration...................................................   2.09
Oil-International.......................................................   5.17
Printing & Publishing...................................................   1.34
Real Estate.............................................................   5.93
Retail Trade............................................................   2.93
Textiles & Apparel......................................................   0.82
Toys & Amusements.......................................................   0.34
Transportation..........................................................   0.60
Transportation-Railroad.................................................   1.02
Utilities-Electric......................................................   1.57
Utilities-Gas Distribution & Pipelines..................................   1.29
Utilities-Miscellaneous.................................................   1.08
Utilities-Telephone.....................................................   2.65
                                                                          =====
                                                                          100.0%
                                                                          =====

See Notes to Financial Statements.

                                    MSF-29

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1996



                                                                                                                        Money
                                                                    Growth                     Income                   Market
                                                                   Portfolio                  Portfolio                Portfolio
                                                                 --------------              ------------             ------------
Assets:               Investments, at value (Note 1A) (1) ...... $1,593,897,472              $377,254,943              $41,600,630
                      Cash .....................................          1,132                       153                       --
                      Cash denominated in foreign currencies                 --                        --                       --
                        (2) ....................................
                      Receivable for investment securities sold       3,573,334                        --                       --
                      Receivable for fund shares sold ..........             --                   217,234                       --
                      Receivable for dividends and interest ....      1,478,207                 5,832,980                  134,923
                      Unrealized appreciation on forward
                        contacts (Note 7) ......................             --                   145,826                       --
                      Other assets .............................            140                    68,078                    3,359
                                                                 --------------              ------------             ------------
                              TOTAL ASSETS .....................  1,598,950,285               383,519,214               41,738,912
                                                                 --------------              ------------             ------------

Liabilities:          Payable for investment securities                 840,094                        --                       --
                        purchased ..............................
                      Payable for capital stock repurchased ....         42,255                     2,033                   92,460
                      Accrued investment management fee                 338,415                    81,038                    8,792
                        (Note 3) ...............................
                      Accrued and other liabilities ............          1,046                    41,305                    1,029

                                                                 --------------              ------------             ------------
                              TOTAL LIABILITIES ................      1,221,810                   124,376                  102,281
                                                                 --------------              ------------             ------------
Net Assets:                                                      $1,597,728,475              $383,394,838              $41,636,631
                                                                 ==============              ============             ============

Composition
of Net Assets:        Paid-in-capital ..........................  1,249,167,683               385,179,755               41,644,757
                      Undistributed (overdistributed) net
                        investment income (loss) ...............       (109,396)                2,224,983                  (10,491)
                      Net unrealized appreciation                   243,748,890                  (417,499)                      --
                        (depreciation) .........................
                      Accumulated net realized gain (loss) .....    104,921,298                (3,592,401)                   2,365
                                                                 --------------              ------------             ------------
                              NET ASSETS ....................... $1,597,728,475              $383,394,838              $41,636,631
                                                                 ==============              ============             ============
                              SHARES OUTSTANDING ...............     52,371,833                31,028,144                3,989,790
                                                                 ==============              ============             ============
                              NET ASSET VALUE PER SHARE ........         $30.51                    $12.36                   $10.44
                                                                 ==============              ============             ============

                      ------------------------------------------------------------------------------------------------------------
                      Notes:
                      (1) Investments, at cost ................. $1,350,148,596              $377,820,831              $41,600,630
                      (2) Cost of foreign currency .............             --                        --                       --
                      See Notes to Financial Statements

                                     MSF-30

-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                 Aggressive                      Stock                 International
  Diversified                      Growth                        Index                     Stock
   Portfolio                     Portfolio                     Portfolio                 Portfolio
 --------------                --------------               --------------              ------------
 $1,437,319,196                $1,312,523,770               $1,128,033,917              $290,287,168
            995                       110,949                       46,497                 4,496,287
             --                            --                           --                13,258,084
      1,944,827                    13,409,697                           --                 1,562,606
        725,586                     5,649,430                        2,443                    88,815
      9,424,203                       488,573                    1,911,224                   300,040
        274,050                            --                           --                        --
            124                       117,693                       22,718                   253,740
 ---------------               ---------------              ---------------             -------------
  1,449,688,981                 1,332,300,112                1,130,016,799               310,246,740
 ---------------               ---------------              ---------------             -------------

        462,249                     9,608,176                    5,147,488                 6,120,770
         15,947                            --                    2,335,595                        --
        306,703                       842,572                      236,382                   211,941
         62,915                            --                           --                    88,546
 ---------------               ---------------              ---------------             -------------
        847,814                    10,450,748                    7,719,465                 6,421,257
 ---------------               ---------------              ---------------             -------------
 $1,448,841,167                $1,321,849,364               $1,122,297,334              $303,825,483
 ===============               ===============              ===============             =============


  1,253,361,990                 1,145,946,694                  820,009,991               310,920,771

     (3,725,106)                     (899,023)                     245,308                        --
    139,692,509                   136,862,235                  303,651,601                11,038,872
     59,511,774                    39,939,458                   (1,609,566)              (18,134,160)
 ===============               ===============              ===============             =============
 $1,448,841,167                $1,321,849,364               $1,122,297,334              $303,825,483
 ===============               ===============              ===============             =============
     86,916,919                    48,752,452                   50,487,679                25,415,562
 ===============               ===============              ===============             =============
         $16.67                        $27.11                       $22.23                    $11.95
 ===============               ===============              ===============             =============

-----------------------------------------------------------------------------------------------------------------------------------

 $1,297,896,601                $1,175,661,535                 $824,382,316              $279,266,974
             --                            --                           --                13,220,243

                                    MSF-31

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1996

                                                                                                                           Money
                                                                       Growth                     Income                   Market
                                                                      Portfolio                  Portfolio                Portfolio
                                                                     ------------               ------------             ----------
Investment            Interest (Note 1B) ..........................  $  2,555,287               $ 25,197,173             $2,207,574
Income:               Dividends (Note 1B) .........................    18,553,513                         --                     --
                                                                     ------------               ------------             ----------

                              Total investment income, net of
                                withholding taxes (1) .............    21,108,800                 25,197,173              2,207,574
                                                                     ------------               ------------             ----------

Expenses:             Investment management fee ...................     3,351,614                    911,476                102,785
                      Printing and distribution fees ..............       244,288                     66,526                  9,369
                      Custodian and transfer agent fees ...........       215,063                    131,021                 40,319
                      Directors fees ..............................        16,805                     16,805                 16,805
                      Other operating expenses ....................        41,709                     20,314                  9,836
                                                                     ------------               ------------             ----------

                              Total expenses ......................     3,869,479                  1,146,142                179,114
                                                                     ------------               ------------             ----------


                              NET INVESTMENT INCOME (LOSS) ........    17,239,321                 24,051,031              2,028,460
                                                                     ------------               ------------             ----------

Net Realized          Investments (Note 4) ........................   236,500,694                  4,194,441                  1,031
Gain (Loss) On:       Foreign currency transactions (Note 4) ......           449                    225,514                     --
                                                                     ------------               ------------             ----------

                              NET REALIZED GAIN (LOSS) ............   236,501,143                  4,419,955                  1,031
                                                                     ------------               ------------             ----------

Net Unrealized        Beginning of period investments and foreign
Appreciation            currency holdings (Notes 4, 7) ............   228,543,295                 14,525,062                     --
(Depreciation):
                      End of period investments and foreign
                        currency holdings (Notes 4, 7) ............   243,748,890                   (417,499)                    --
                                                                     ------------               ------------             ----------

                              NET UNREALIZED APPRECIATION
                                (DEPRECIATION) ....................    15,205,595                (14,942,561)                    --
                                                                     ------------               ------------             ----------

                              NET INCREASE (DECREASE) IN NET
                                ASSETS RESULTING FROM OPERATIONS ..  $268,946,059               $ 13,528,425             $2,029,491
                                                                     ============               ============             ==========

                      ------------------------------------------------------------------------------------------------------------
                      Notes:
                      (1) Withholding taxes .......................      $351,457                    $44,235                     --
                      See Notes to Financial Statements.

                                     MSF-32

--------------------------------------------------------------------------------


                              Aggressive                      Stock                   International
 Diversified                    Growth                         Index                       Stock
  Portfolio                    Portfolio                     Portfolio                   Portfolio
 ------------                 -------------                  ----------                --------------
  $35,997,579                   $3,684,784                    $  294,044                 $1,351,412
   10,704,528                    4,256,611                    18,697,228                  3,386,189

  -----------                  -----------                   -----------                 ----------


  46,702,107                     7,941,395                    18,991,272                  4,737,601
  ----------                   -----------                   -----------                 ----------

  3,179,254                      8,815,041                     2,154,140                  2,330,738
    221,203                        190,205                       164,972                     55,669
    253,741                        223,256                       200,306                    588,631
     16,805                         16,805                        16,805                     16,805
     50,535                         34,095                        28,076                     17,626

  ----------                   -----------                   -----------                 ----------

  3,721,538                      9,279,402                     2,564,299                  3,009,469
  ----------                   -----------                   -----------                 ----------


  42,980,569                   (1,338,007)                   16,426,973                   1,728,132
  ----------                   -----------                   -----------                 ----------

  135,162,664                   78,458,844                     7,811,922                (15,371,961)
     90,115                             --                            --                 (9,927,565)

  ----------                   -----------                   -----------                 ----------

  135,252,779                   78,458,844                     7,811,922                (25,299,526)
  ----------                   -----------                   -----------                 ----------


  142,881,779                  141,226,595                   147,414,903                 (6,426,580)

  139,692,509                  136,862,235                   303,651,601                 11,038,872

  ----------                   -----------                   -----------                 ----------


    3,189,270                   (4,364,360)                  156,236,698                 17,465,452
  ----------                   -----------                   -----------                 ----------


  $175,044,078                 $72,756,477                  $180,475,593                $(6,105,942)
   ===========                 ===========                   ===========                 ==========


------------------------------------------------------------------------------------------------------

  $ 199,906                    $   115,804                    $  115,212                  $ 466,833

                                    MSF-33

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                      Growth                       Income                    Money Market
                                                     Portfolio                    Portfolio                    Portfolio
                                             ----------------------------- ---------------------------  --------------------------
Increase in Net Assets From:                  For the Year   For the Year  For the Year   For the Year  For the Year  For the Year
                                                 Ended          Ended         Ended          Ended         Ended          Ended
                                              December 31,   December 31,  December 31,   December 31,  December 31,  December 31,
                                                  1996           1995          1996           1995          1996          1995
                                             -------------- -------------- ------------   ------------  -----------    -----------
Operations:     Net investment income
                  (loss) ..................     $17,239,321    $13,355,435  $24,051,031    $21,505,858  $ 2,028,460    $ 2,251,690
                Net realized gain (loss)
                  from investment and
                  foreign currency
                  transactions ............     236,501,143     35,869,486    4,419,955      5,614,358        1,031            161
                Unrealized appreciation
                  (depreciation) of
                  investments and foreign
                  currency holdings .......      15,205,595    206,859,454  (14,942,561)    27,263,679           --             --
                                             -------------- -------------- ------------   ------------  -----------    -----------
                Net increase (decrease) in
                  net assets resulting from
                  operations ..............     268,946,059    256,084,375   13,528,425     54,383,895    2,029,491      2,251,851
                                             -------------- -------------- ------------   ------------  -----------    -----------

Distributions   Net investment income .....     (17,239,740)   (13,305,066) (23,474,190)   (20,532,059)  (2,045,447)    (2,251,639)
to
Shareholders:   Net realized gain from
                  investment transactions      (134,047,463)   (40,353,389)    (697,717)            --       (1,192)          (289)
                                             -------------- -------------- ------------   ------------  -----------    -----------
                Total Distributions
                  (Note 6) ................    (151,287,203)   (53,658,455) (24,171,907)   (20,532,059)  (2,046,639)    (2,251,928)
                                             -------------- -------------- ------------   ------------  -----------    -----------

Capital Share   Net proceeds from sale of
Transactions:     shares ..................     246,392,853    103,922,730   46,724,830     44,596,378   19,329,406     21,703,650
                Net asset value of shares
                  issued to shareholders
                  in reinvestment of
                  distributions ...........     151,287,203     53,658,455   24,171,907     20,532,059    2,046,639      2,251,928
                Shares redeemed ...........     (12,361,034)   (11,689,626) (26,771,445)   (24,725,915) (20,178,541)   (23,460,524)
                                             -------------- -------------- ------------   ------------  -----------    -----------
                Net Capital Stock
                  Transactions (Note 5) ...     385,319,022    145,891,559   44,125,292     40,402,522    1,197,504        495,054
                                             -------------- -------------- ------------   ------------  -----------    -----------
                NET INCREASE IN NET ASSETS      502,977,878    348,317,479   33,481,810     74,254,353    1,180,356        494,977
                NET ASSETS: Beginning of
                  period ..................   1,094,750,597    746,433,118  349,913,028    275,658,675   40,456,275     39,961,298
                                             -------------- -------------- ------------   ------------  -----------    -----------
                NET ASSETS: End of period .  $1,597,728,475 $1,094,750,597 $383,394,838   $349,913,028  $41,636,631    $40,456,275
                                             ============== ============== ============   ============  ===========    ===========
                -------------------------------------------------------------------------------------------------------------------

                See Notes to Financial Statements.




                                    MSF-34

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

        Diversified                     Aggressive Growth                   Stock Index                   International Stock
         Portfolio                          Portfolio                        Portfolio                         Portfolio
-----------------------------      -----------------------------    -----------------------------     -----------------------------
  For the          For the          For the          For the          For the          For the          For the          For the
 Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
December 31,     December 31,     December 31,     December 31,     December 31,     December 31,     December 31,     December 31,
    1996             1995             1996             1995             1996             1995             1996             1995
-------------    ------------     -------------    ------------     -------------    ------------     ------------     ------------
$   42,980,569   $ 38,181,982     $ (1,338,007)    $   (465,397)    $ 16,426,973     $10,717,017      $  1,728,132     $   564,793


   135,252,779     35,700,814       78,458,844       96,911,708        7,811,922       3,287,091       (25,299,526)      4,503,585


    (3,189,270)   155,959,563       (4,364,360)      87,034,785      156,236,698     132,857,546        17,465,452      (2,185,396)
-------------- --------------   --------------     ------------   --------------    ------------      ------------    ------------
   175,044,078    229,842,359       72,756,477      183,481,096      180,475,593     146,861,654        (6,105,942)      2,882,982
-------------- --------------   --------------     ------------   --------------    ------------      ------------    ------------

   (42,176,327)   (38,212,420)              --               --      (16,158,730)    (10,707,245)          (16,086)       (931,206)

   (84,750,798)   (31,703,894)     (35,104,245)     (89,053,728)     (10,189,362)     (3,203,702)       (3,229,290)     (1,728,334)
-------------- --------------   --------------     ------------   --------------    ------------      ------------    ------------
  (126,927,125)   (69,916,314)     (35,104,245)     (89,053,728)     (26,348,092)    (13,910,947)       (3,245,376)     (2,659,540)
-------------- --------------   --------------     ------------   --------------    ------------      ------------    ------------

   171,456,907     65,067,419      318,837,326      211,278,782      330,175,386     132,769,445        43,194,283      47,009,355


   126,927,125     69,916,314       35,104,245       89,053,728       26,348,092      13,910,947         3,245,376       2,659,540
   (12,493,415)   (72,901,909)     (28,659,672)     (25,891,494)     (24,176,884)     (6,808,814)      (30,723,899)    (25,383,675)
-------------- --------------   --------------     ------------   --------------    ------------      ------------    ------------

   285,890,617     62,081,824      325,281,899      274,441,016      332,346,594     139,871,578        15,715,760      24,285,220
-------------- --------------   --------------     ------------   --------------    ------------      ------------    ------------
   334,007,570    222,007,869      362,934,131      368,868,384      486,474,095     272,822,285         6,364,442      24,508,662
 1,114,833,597    892,825,728      958,915,233      590,046,849      635,823,239     363,000,954       297,461,041     272,952,379
-------------- --------------   --------------     ------------   --------------    ------------      ------------    ------------
$1,448,841,167 $1,114,833,597   $1,321,849,364     $958,915,233   $1,122,297,334    $635,823,239      $303,825,483    $297,461,041
============== ==============   ==============     ============   ==============    ============      ============    ============
-----------------------------------------------------------------------------------------------------------------------------------

                                    MSF-35

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                                              Growth Portfolio
                                                                           -------------------------------------------------------

                                                                                          Year Ended December 31,
                                                                           -------------------------------------------------------
                                                                             1996       1995       1994        1993       1992
                                                                             ----       -----      -----       -----      ----
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  Beginning of period .............................        $27.56      $21.81     $23.27      $21.72     $21.56
----------------------------------------------------------------------------------------------------------------------------------
  Investment Operations:
  ---------------------
    Net investment income ...........................................          0.36        0.35       0.30        0.28       0.34

    Net realized and unrealized gain (loss) .........................          5.78        6.83      (1.06)       3.24       2.13
                                                                          ---------   ---------  ---------   ---------  ---------
         Total From Investment Operations ...........................          6.14        7.18      (0.76)       3.52       2.47
                                                                          ---------   ---------  ---------   --------   ---------

  Less Distributions:
  ------------------
    Dividends from net investment income ............................         (0.36)      (0.35)     (0.30)      (0.28)     (0.29)

    Distributions from net realized capital gains ...................         (2.83)      (1.08)     (0.40)      (1.69)     (2.02)
                                                                          ---------   ---------  ---------   ---------  ---------
         Total Distributions ........................................         (3.19)      (1.43)     (0.70)      (1.97)     (2.31)
                                                                          ---------   ---------  ---------   ---------  ---------

----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  End of period ...................................        $30.51      $27.56     $21.81      $23.27     $21.72
----------------------------------------------------------------------------------------------------------------------------------
    Total Return ....................................................         22.18%      33.14%     (3.25)%     14.40%     11.56%

  Supplemental Data/Significant Ratios:
  ------------------------------------
    Net assets at end of period (000's) .............................    $1,597,728  $1,094,751    $746,433    $640,413  $351,028

    Operating expenses to average net assets  .......................          0.29%       0.31%       0.32%       0.28%     0.25%

    Net investment income to average net assets  ....................          1.29%       1.46%       1.40%       1.19%     1.52%

    Portfolio turnover (1) ..........................................         93.05%      45.52%      57.27%      66.27%    63.74%

    Average broker commission rate (2) ..............................       $0.0578          --         --           --        --

----------------------------------------------------------------------------------------------------------------------------------

    Notes:
    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products.
      Inclusion of these charges would reduce the total return figures for all periods shown.
     (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 amounted to $1,348,105,796 and $1,208,264,280, respectively.
     (2) Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.
    See Notes to Financial Statements.

                                     MSF-36

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                                               Income Portfolio
                                                                           -------------------------------------------------------

                                                                                          Year Ended December 31,
                                                                           -------------------------------------------------------
                                                                             1996       1995       1994        1993       1992
                                                                             ----       -----      -----       -----      ----
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  Beginning of period ...............................      $12.73      $11.32     $12.59     $12.22      $12.32
----------------------------------------------------------------------------------------------------------------------------------
  Investment Operations:
  ---------------------
    Net investment income .............................................        0.82        0.83       0.91       0.83        0.90
    Net realized and unrealized gain (loss) ...........................       (0.36)       1.38      (1.31)      0.86       (0.05)
                                                                          ---------   ---------  ---------   --------   ---------
         Total From Investment Operations .............................        0.46        2.21      (0.40)      1.69        0.85
                                                                          ---------   ---------  ---------   --------   ---------

  Less Distributions:
  ------------------
    Dividends from net investment income ..............................       (0.81)      (0.80)     (0.87)     (0.88)      (0.71)
    Distributions from net realized capital gains .....................       (0.02)         --         --      (0.44)      (0.24)
                                                                          ---------   ---------  ---------   --------   ---------
         Total Distributions ..........................................       (0.83)      (0.80)     (0.87)     (1.32)      (0.95)
                                                                          ---------   ---------  ---------   --------   ---------

----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  End of period .....................................      $12.36      $12.73     $11.32     $12.59      $12.22
----------------------------------------------------------------------------------------------------------------------------------
    Total Return ......................................................        3.60%      19.55%     (3.15)%    11.36%       6.91%

  Supplemental Data/Significant Ratios:
  ------------------------------------
    Net assets at end of period (000's) ...............................    $383,395    $349,913   $275,659    $299,976   $156,245
    Operating expenses to average net assets  .........................        0.32%       0.34%      0.35%      0.32%       0.25%
    Net investment income to average net assets  ......................        6.64%       7.01%      7.02%      6.39%       7.16%
    Portfolio turnover (1) ............................................       92.90%     102.88%    141.15%    136.98%     151.74%

----------------------------------------------------------------------------------------------------------------------------------

    Notes:
    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products.
      Inclusion of these charges would reduce the total return figures for all periods shown.
     (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of (portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 amounted to $332,786,481 and $293,974,932, respectively.

    See Notes to Financial Statements.

                                     MSF-37

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)



                                                                                           Money Market Portfolio
                                                                           -------------------------------------------------------

                                                                                          Year Ended December 31,
                                                                           -------------------------------------------------------

                                                                             1996        1995      1994        1993        1992
                                                                             ----        ----      -----       -----       ----
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  Beginning of period .....................                $10.45      $10.48     $10.49     $10.52      $10.59
----------------------------------------------------------------------------------------------------------------------------------
  Investment Operations:
  ---------------------
    Net investment income ...................................                  0.53        0.59       0.40       0.28        0.39
                                                                           ---------   ---------  ---------   --------   ---------
         Total From Investment Operations ...................                  0.53        0.59       0.40       0.28        0.39
                                                                           ---------   ---------  ---------   --------   ---------

  Less Distributions:
  ------------------
    Dividends from net investment income ....................                 (0.54)      (0.62)     (0.41)     (0.31)      (0.46)
                                                                           ---------   ---------  ---------   --------   ---------
         Total Distributions ................................                 (0.54)      (0.62)     (0.41)     (0.31)      (0.46)
                                                                           ---------   ---------  ---------   --------   ---------

----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  End of period ...........................                $10.44      $10.45     $10.48     $10.49      $10.52
----------------------------------------------------------------------------------------------------------------------------------
    Total Return ............................................                  5.01%       5.59%      3.85%      2.90%       3.73%

  Supplemental Data/Significant Ratios:
  ------------------------------------
    Net assets at end of period (000's) .....................              $ 41,637    $ 40,456   $ 39,961    $44,321    $ 55,412
    Operating expenses to average net assets  ...............                  0.43%       0.49%      0.44%      0.38%       0.25%
    Net investment income to average net assets  ............                  4.92%       5.39%      3.76%      2.85%       3.68%
    Portfolio turnover ......................................                   N/A         N/A        N/A        N/A         N/A

----------------------------------------------------------------------------------------------------------------------------------

    Notes:

    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

    See Notes to Financial Statements.


                                    MSF-38

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                                           Diversified Portfolio
                                                                           -------------------------------------------------------

                                                                                          Year Ended December 31,
                                                                           -------------------------------------------------------
                                                                             1996        1995       1994       1993       1992
                                                                             -----       -----      -----      -----      -----
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  Beginning of period .............................         $15.95      $13.40     $14.41     $13.58     $13.61
----------------------------------------------------------------------------------------------------------------------------------
  Investment Operations:
  ----------------------
    Net investment income ...........................................           0.55        0.59       0.51       0.46       0.53
    Net realized and unrealized gain (loss) .........................           1.77        3.02      (0.95)      1.58       0.74
                                                                           ---------   ---------  ---------   --------   ---------
         Total From Investment Operations ...........................           2.32        3.61      (0.44)      2.04       1.27
                                                                           ---------   ---------  ---------   --------   ---------

  Less Distributions:
  -------------------
    Dividends from net investment income ............................          (0.53)      (0.58)     (0.50)     (0.54)     (0.55)
    Distributions from net realized capital gains ...................          (1.07)      (0.48)     (0.07)     (0.67)     (0.75)
                                                                           ---------   ---------  ---------   --------   ---------
         Total Distributions ........................................          (1.60)      (1.06)     (0.57)     (1.21)     (1.30)
                                                                           ---------   ---------  ---------   --------   ---------
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  End of period ...................................         $16.67      $15.95     $13.40     $14.41     $13.58
----------------------------------------------------------------------------------------------------------------------------------
    Total Return ....................................................          14.52%      27.03%     (3.06)%    12.75%      9.48%

  Supplemental Data/Significant Ratios:
  -------------------------------------
    Net assets at end of period (000's) .............................     $1,448,841  $1,114,834   $892,826   $743,798   $334,480
    Operating expenses to average net assets  .......................           0.29%       0.31%      0.32%      0.29%      0.25%
    Net investment income to average net assets  ....................           3.38%       3.92%      3.66%      3.16%      3.85%
    Portfolio turnover (1)...........................................          91.07%      79.29%     96.49%     95.84%    114.67%
    Average broker commission rate (2)...............................        $0.0578          --         --         --         --

----------------------------------------------------------------------------------------------------------------------------------

    Notes:
    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products.
      Inclusion of these charges would reduce the total return figures for all periods shown.

      (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 amounted to $1,224,380,985 and $1,081,252,639, respectively.
      (2) Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.
    See Notes to Financial Statements.



                                    MSF-39

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)


                                                                                        Aggressive Growth Portfolio
                                                                           -------------------------------------------------------

                                                                                          Year Ended December 31,
                                                                           -------------------------------------------------------

                                                                            1996        1995       1994        1993       1992
                                                                            -----       -----      -----       -----      ----
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  Beginning of period ...............................      $25.87      $22.05     $22.54     $19.52      $18.11
----------------------------------------------------------------------------------------------------------------------------------
  Investment Operations:
  ----------------------
    Net investment income (loss) ......................................       (0.02)      (0.01)      0.05       0.04        0.08
    Net realized and unrealized gain (loss) ...........................        2.01        6.50      (0.48)      5.06        1.77
                                                                           ---------   ---------  ---------   --------   ---------
         Total From Investment Operations .............................        1.99        6.49      (0.43)      5.10        1.85
                                                                           ---------   ---------  ---------   --------   ---------

  Less Distributions:
  -------------------
    Dividends from net investment income ..............................          --          --      (0.05)     (0.06)      (0.10)
    Distributions from net realized capital gains .....................       (0.75)      (2.67)     (0.01)     (2.02)      (0.34)
                                                                           ---------   ---------  ---------   --------   ---------
         Total Distributions ..........................................       (0.75)      (2.67)     (0.06)     (2.08)      (0.44)
                                                                           ---------   ---------  ---------   --------   ---------

----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  End of period .....................................      $27.11      $25.87     $22.05     $22.54      $19.52
----------------------------------------------------------------------------------------------------------------------------------
    Total Return ......................................................        7.72%      29.50%     (1.88)%    22.63%      10.39%

  Supplemental Data/Significant Ratios:
  -------------------------------------
    Net assets at end of period (000's) ...............................  $1,321,849    $958,915   $590,047   $387,949    $129,249
    Operating expenses to average net assets  .........................        0.79%       0.81%      0.82%      0.79%       0.75%
    Net investment income (loss) to average net assets  ...............       (0.11)%     (0.06)%     0.24%      0.18%       0.46%
    Portfolio turnover (1) ............................................      221.23%     255.83%    186.52%    120.82%     100.95%
    Average broker commission rate (2) ................................     $0.0576          --         --         --          --

----------------------------------------------------------------------------------------------------------------------------------

Notes:
Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
 (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 amounted to $2,668,086,800 and $2,444,822,359, respectively.
 (2) Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.
See Notes to Financial Statements.

                                    MSF-40

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                                           Stock Index Portfolio
                                                                            ------------------------------------------------------

                                                                                           Year Ended December 31,
                                                                            ------------------------------------------------------

                                                                            1996        1995       1994        1993       1992
                                                                            -----       -----      -----       -----      ----
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  Beginning of period ...............................      $18.56      $13.87     $14.25      $13.27     $12.76
----------------------------------------------------------------------------------------------------------------------------------
  Investment Operations:
  ---------------------
    Net investment income .............................................        0.33        0.32       0.33        0.35       0.36
    Net realized and unrealized gain (loss) ...........................        3.88        4.79      (0.17)       0.98       0.60
                                                                           ---------   ---------  ---------    --------  ---------
         Total From Investment Operations .............................        4.21        5.11       0.16        1.33       0.96
                                                                           ---------   ---------  ---------    --------  ---------

  Less Distributions:
  ------------------
    Dividends from net investment income ..............................       (0.33)      (0.32)     (0.32)      (0.35)     (0.26)
    Distributions from net realized capital gains .....................       (0.21)      (0.10)     (0.22)         --      (0.19)
                                                                           ---------   ---------  ---------    --------  ---------
         Total Distributions ..........................................       (0.54)      (0.42)     (0.54)      (0.35)     (0.45)
                                                                           ---------   ---------  ---------   --------   ---------
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  End of period .....................................      $22.23      $18.56     $13.87      $14.25     $13.27
----------------------------------------------------------------------------------------------------------------------------------
    Total Return ......................................................       22.66%      36.87%      1.18%       9.54%      7.44%

  Supplemental Data/Significant Ratios:
  ------------------------------------
    Net assets at end of period (000's) ...............................  $1,122,297    $635,823   $363,001    $282,700   $144,692
    Operating expenses to average net assets ..........................        0.30%       0.32%      0.33%       0.32%      0.25%
    Net investment income to average net assets  ......................        1.91%       2.22%      2.51%       2.51%      2.74%
    Portfolio turnover (1).............................................       11.48%       6.35%      6.66%      13.99%     17.54%
    Average broker commission rate (2) ................................     $0.0204          --         --          --         --

----------------------------------------------------------------------------------------------------------------------------------

    Notes:

    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products.
      Inclusion of these charges would reduce the total return figures for all periods shown.

      (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 amounted to $424,005,842 and $98,565,577, respectively.

      (2) Total brokerage commissions paid on purchases and sales of portfolio securites for the period divided by the total number of related shares purchased and sold.

    See Notes to Financial Statements.

                                    MSF-41

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                                       International Stock Portfolio
                                                                           -------------------------------------------------------

                                                                                          Year Ended December 31,
                                                                           -------------------------------------------------------

                                                                            1996        1995       1994        1993       1992
                                                                            -----       -----      -----       -----      -----
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  Beginning of period .................                    $12.29      $12.30     $12.33      $8.63      $9.71
---------------------------------------------------------------------------------------------------------------------------------
  Investment Operations:
  ---------------------
    Net investment income ...............................                      0.07        0.03       0.08       0.02       0.05
    Net realized and unrealized gain (loss) .............                     (0.28)       0.07       0.54       4.52      (1.04)
                                                                           ---------     -------   --------  ---------   --------
         Total From Investment Operations ...............                     (0.21)       0.10       0.62       4.54      (0.99)
                                                                           ---------     -------   --------  ---------   --------

  Less Distributions:
  ------------------
    Dividends from net investment income ................                        --       (0.04)        --      (0.26)     (0.09)
    Distributions from net realized capital gains .......                     (0.13)      (0.07)     (0.65)     (0.58)        --
                                                                           ---------     -------   --------  ---------   --------
         Total Distributions ............................                     (0.13)      (0.11)     (0.65)     (0.84)     (0.09)
                                                                           ---------     -------   --------  ---------   --------
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE:  End of period .......................                    $11.95      $12.29     $12.30     $12.33      $8.63
---------------------------------------------------------------------------------------------------------------------------------
    Total Return ........................................                     (1.77)%      0.84%      5.08%     47.76%    (10.21)%

  Supplemental Data/Significant Ratios:
  ------------------------------------
    Net assets at end of period (000's) .................                  $303,826    $297,461   $272,952   $120,781    $18,998
    Net expenses to average net assets (Note 3) .........                      0.97%       1.01%      1.04%      1.14%      0.97%
    Operating expenses to average net assets
         before voluntary expense reimbursements (Note 3)                       N/A         N/A        N/A       1.15%       N/A
    Net investment income to average net assets  ........                      0.56%       0.21%      0.80%      0.15%      0.89%
    Net investment income to average net assets
         before voluntary expense reimbursements (Note 3)                       N/A         N/A        N/A       0.15%       N/A
    Portfolio turnover (1) ..............................                    116.67%      86.24%     65.84%     88.90%     65.09%
    Average broker commission rate (2) ..................                   $0.0037          --         --         --         --
----------------------------------------------------------------------------------------------------------------------------------

   Notes:
   Total return information shown in the Financial Highlights tables does not expenses that apply at the separate account level or to related insurance products.
     Inclusion of these charges would reduce the total return figures for all periods shown.
     (1) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 amounted to $418,140,220 and $342,539,121, respectively.
     (2) Total brokerage commissions paid on purchases and sales of portfolio securities for the period divided by the total number of related shares purchased and sold.
   See Notes to Financial Statements.

                                    MSF-42

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements December 31, 1996
--------------------------------------------------------------------------------
1. Significant Accounting Policies

   The Metropolitan Series Fund, Inc. ("Fund") is registered under the Investment Company Act of 1940 as a diversified open end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
--------------------------------------------------------------------------------
A. Investment Security Valuation: Portfolio securities that are traded on stock exchanges are valued at the last price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers that make markets in the securities. Portfolio securities that are traded in both the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. The estimated fair value of equity and debt investments are based on the quoted market price as of December 31, 1996. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained for this purpose. The market values of foreign securities are recorded after translation to U.S. dollars, based on the exchange rate at the end of the period.

   Short-term debt securities in all Portfolios, except the Money Market Portfolio, with sixty days or less remaining to maturity are valued at amortized cost, which approximates fair value. Short-term investments in these Portfolios maturing more than sixty days from the valuation date are valued at fair value based on the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. Portfolio securities in the Money Market Portfolio are valued at amortized cost, which approximates fair value.
--------------------------------------------------------------------------------
B. Investment Security Transactions: Security transactions are recorded on the trade date. Securities denominated in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified; interest income is accrued as earned. Transactions denominated in foreign currencies are recorded at the rate prevailing when earned or incurred. Realized gains and losses are determined on the identified cost basis. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates prevailing on the respective dates traded. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified; interest income is accrued as earned. Transactions denominated in foreign currencies are recorded at the rate prevailing when earned or incurred. Realized gains and losses are determined on the identified cost basis. Asset and liability accounts that are denominated in foreigh currencies are adjusted to reflect current exchange rates.
--------------------------------------------------------------------------------
C. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code and regulations thereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. At December 31, 1996, the Income and International Stock Portfolios had available for federal income tax purposes unused capital loss carryovers of approximately $27,000 and $16,382,000, respectively, which will expire on December 31, 2002 and on December 31, 2004, respectively.
--------------------------------------------------------------------------------
D. Return of Capital Distributions: The fund distributes all of its taxable income, both net realized gains and net investment income, to shareholders. Effective January 1, 1994 the Fund adopted Statement of Position 93-2:
   Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. As a result, the Fund changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

   The Aggressive Growth Portfolio incurred a net investment loss of $1,338,007 during 1996, which has been reclassified to paid-in-capital at December 31, 1996. Currency losses in the International Stock Portfolio incurred during the year of $5,952,403 were reclassified between net investment income, accumulated net realized loss, and paid-in-capital at December 31, 1996.
--------------------------------------------------------------------------------
E. Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy or sell a specific currency for a set price on a future date. The Fund may enter into forward foreign currency exchange contracts to hedge security transactions or holdings denominated in a foreign currency. Should foreign currency exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the forward foreign currency exchange contracts and may realize a loss. The use of forward foreign currency exchange contracts involves the risk of imperfect correlation in movements in the price of the underlying hedged assets and foreign currency exchange rates. During the period that a contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking to market" on a daily basis. A realized gain or loss will be recognized when a contract is completed or canceled.
--------------------------------------------------------------------------------
F. Estimates and Assumptions: The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
2. Restricted and Illiquid Securities

   The Income Portfolio holds five securities, the Diversified Portfolio holds six securities, and the Aggressive Growth Portfolio holds three securities that were purchased in private placement transactions. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. The sale of these securities may involve lengthy negotiations and additional expense. These constraints may affect the security's marketability, and therefore hinder prompt disposal at an acceptable price. The Fund intends to invest no more than 15% of net assets in illiquid and restricted securities, except for the Money Market Portfolio where the restriction is 10% of net assets. Restricted securities (including Rule 144A issues) held at December 31, 1996 are footnoted at the end of each applicable Portfolio's schedule of investments.
--------------------------------------------------------------------------------

                                    MSF-43

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements December 31, 1996 - (Continued)
--------------------------------------------------------------------------------
3. Expenses

   The Fund has entered into investment management agreements with Metropolitan Life. For providing investment management services to the Fund, Metropolitan Life receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each of the Portfolios except the Aggressive Growth Portfolio and the International Stock Portfolio; and 0.75% of the average daily net assets of the Aggressive Growth Portfolio and the International Stock Portfolio. The Fund and Metropolitan Life have entered into sub-investment management agreements with State Street Research & Management Company ("State Street Research"), a wholly-owned subsidiary of Metropolitan Life. The agreements provide for the compensation to State Street Research for the management of the Growth, Income, Diversified, and Aggressive Growth Portfolios. The Fund and Metropolitan Life have entered into a separate sub-investment management agreement with GFM International Investors Limited ("GFM"), a subsidiary of Metropolitan Life, for the International Stock Portfolio. This agreement provides for the compensation to GFM for the management of the International Stock Portfolio.

   Prior to May 16, 1993, Metropolitan Life was obligated to pay all expenses of each Portfolio of the Fund other than the investment management fees payable to Metropolitan Life, brokerage commissions on portfolio transactions (including any other direct costs related to the acquisition, disposition, lending or borrowing of portfolio investments), taxes payable by the Fund, interest and other costs related to borrowings by the Fund, and any extraordinary or non-recurring expenses (such as legal claims and liabilities and litigation costs and any indemnification related thereto). Since that date, the Fund has been obligated to pay all of its own expenses. However, Metropolitan Life reserves the right, at its sole discretion, to pay all or a portion of the expenses of the Fund or any of its Portfolios, and to terminate such voluntary payment at any time upon notice to the Board of Directors and shareholders of the Fund.
--------------------------------------------------------------------------------
4. Net Unrealized
   Appreciation
   (Depreciation)

   As of December 31, 1996, gross unrealized appreciation and depreciation of investments were as follows:


                                                                                       Aggressive        Stock       International
                                          Growth          Income       Diversified        Growth          Index          Stock
                                         Portfolio       Portfolio      Portfolio        Portfolio      Portfolio      Portfolio
                                      -------------    -------------   -------------   --------------   -----------    ------------
   Gross Unrealized Appreciation...  $  256,290,033    $  3,232,638  $  150,691,907   $  186,857,642   $313,206,359   $ 24,734,407
   Gross Unrealized Depreciation...     (12,541,156)     (3,798,526)    (11,269,313)     (49,995,407)    (9,554,758)   (13,714,213)
                                     --------------    -------------   ------------    -------------    -----------    ------------
   Net Unrealized Appreciation
   (Depreciation) of Investments*..     243,748,877        (565,888) $  139,422,594   $  136,862,235   $303,651,601   $ 11,020,194
                                     ==============    ============  ==============   ==============   ============   ============
   Aggregate Cost of Securities
   (including short-term
   securities).....................  $1,350,148,596    $377,820,831  $1,297,896,601   $1,175,661,535   $824,382,316   $279,266,974
                                     ==============    ============  ==============   ==============   ============   ============

   *Does not include unrealized gains related to foreign currency transactions of $13, $148,389, $269,915, and $18,678 for the Growth, Income, Diversified, and International Stock Portfolios, respectively, (see Note 7.)
--------------------------------------------------------------------------------

                                    MSF-44

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements December 31, 1996 - (Continued)
--------------------------------------------------------------------------------
5. Capital
   Stock
   Activity

   At December 31, 1996, there were 2,000,000,000 shares of $0.01 par value common stock authorized for the Fund. The shares of common stock are divided into seven series: Growth Portfolio, Income Portfolio, Money Market Portfolio, Diversified Portfolio, Aggressive Growth Portfolio, Stock Index Portfolio, and International Stock Portfolio.

   Transactions in shares were as follows:

                                         For the Year Ended December 31, 1996
   -----------------------------------------------------------------------------------------------------------------
                                                         Money                 Aggressive     Stock     International
                               Growth       Income      Market    Diversified    Growth       Index        Stock
                              Portfolio   Portfolio    Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                             -----------  ----------  ----------  -----------  ----------   -----------  -----------
   Shares Sold. . . . . . ..   8,155,023   3,698,482   1,814,089   10,207,431  11,414,917    16,259,851    3,530,056
   Shares issued in
   reinvestment
   of dividends  . . . . ...   4,909,141   1,951,255     196,231    7,567,236   1,290,947     1,170,618      261,862
                             -----------  ----------  ----------  -----------  ----------   -----------  -----------
             Total . . . ...  13,064,164   5,649,737   2,010,320   17,774,667  12,705,864    17,430,469    3,791,918
   Shares redeemed . . . ...    (409,835) (2,111,443) (1,893,767)    (755,150) (1,025,632)   (1,196,783)  (2,578,350)
                             ===========  ==========  ==========  ===========  ==========   ===========  ===========
   Net increase . . . . . ..  12,654,329   3,538,294     116,553   17,019,517  11,680,232    16,233,686    1,213,568
                             ===========  ==========  ==========  ===========  ==========   ===========  ===========
                                         For the Year Ended December 31, 1995
   -----------------------------------------------------------------------------------------------------------------
                                                         Money                 Aggressive     Stock     International
                               Growth       Income      Market    Diversified    Growth       Index        Stock
                              Portfolio   Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                             -----------  ----------  ----------  -----------  ----------   -----------  ------------
   Shares Sold.............    3,995,252   3,424,849   2,020,415    4,105,431    7,831,991   7,780,504    3,922,512
   Shares issued in
   reinvestment
   of dividends...........     1,993,094   1,749,670     215,689    4,396,902    3,482,172     758,045      217,469
                             -----------  ----------  ----------   ----------   ----------  ----------  -----------
             Total........     5,988,346   5,174,519   2,236,104    8,502,333   11,314,163   8,538,549    4,139,981
   Shares redeemed........      (492,914) (2,039,460) (2,175,933)  (5,238,484)    (996,028)   (452,967)  (2,129,704)
                             ===========  ==========  ==========   ==========   ==========  ==========  ===========
   Net increase...........     5,495,432   3,135,059      60,171    3,263,849   10,318,135   8,085,582    2,010,277
                             ===========  ==========  ==========   ==========   ==========  ==========  ===========

--------------------------------------------------------------------------------
6. Dividend
   Distributions

   The Fund distributes, at least annually, substantially all net investment income, if any, of each Portfolio, which will then be reinvested in additional full and fractional shares of the Portfolio. All net realized long-term or short-term capital gains of the Fund, if any, are declared and distributed at least annually to the shareholders of the Portfolio or Portfolios to which such gains are attributable.

--------------------------------------------------------------------------------
7. Foreign
   Currency
   Translations

   The Growth Portfolio had an unrealized translation gain on foreign currency receivables and payables as follows: Net unrealized translation gain:

             Dividend Receivables                                             $16
             Tax Expense Payables                                              (3)
                                                              -------------------

                     Net unrealized translation gain.........                 $13
                                                              ===================

   The fair value of foreign currency contracts is the amount at which they could be settled based on exchange rates obtained from dealers. As of December 31, 1996, the Income Portfolio experienced an unrealized net gain of $145,826 based on the following foreign currency exchange contracts outstanding:

                                                                               Valuation            Unrealized
                                 Expiration               Contract               as of             Appreciation
           Sold                     Date                   Amount             December 31,        (Depreciation)
                                                                                  1996
   --------------------      ------------------       ----------------      ----------------     ----------------
   Australian Dollar              1/24/97                   $1,043,321            $1,044,864              ($1,543)
   Australian Dollar              2/14/97                    2,619,698             2,635,833              (16,135)
   Canadian Dollar                1/24/97                    1,150,421             1,126,489               23,932
   Canadian Dollar                2/14/97                      716,792               695,782               21,010
   Danish Kroner                  1/24/97                    2,762,512             2,744,396               18,116
   Danish Kroner                  2/14/97                    2,698,143             2,641,560               56,583
   European Currency              2/14/97                    2,708,120             2,664,257               43,863
   Unit
                                                      ----------------      ----------------     ----------------
                                                           $13,699,007           $13,553,181             $145,826
                                                      ================      ================     ================
   Net unrealized appreciation..................................................................         $145,826
                                                                                                 ================

                                    MSF-45

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Notes to Financial Statements December 31, 1996 - (Continued)
-------------------------------------------------------------------------------
7. (Continued)
   The Income Portfolio had an unrealized translation gain on foreign currency receivables and payables as follows:

     Net unrealized translation gain:
             Interest Receivables                                     ($3,015)
             Interest Reclaim Receivables                               5,424
             Tax Expense Receivables                                      154
                                                                  -----------
                 Net unrealized translation gain.............          $2,563
                                                                  ===========


   As of December 31, 1996 the Diversified Portfolio experienced an unrealized net gain of $274,050 based on the following foreign currency exchange contracts outstanding:

                                                                             Valuation
                                                                               as of              Unrealized
                                 Expiration             Contract            December 31,         Appreciation
           Sold                     Date                 Amount                 1996            (Depreciation)
   ----------------------    -------------------    -----------------     -----------------    -----------------
   Australian Dollar              1/24/97                 $1,428,120            $1,430,232              $(2,112)
   Australian Dollar              2/14/97                  3,622,729             3,645,521              (22,792)
   Canadian Dollar                1/24/97                  2,598,954             2,545,572               53,382
   Danish Kroner                  2/14/97                  8,076,487             7,889,713              186,774
   European Currency Unit         2/14/97                  3,634,180             3,575,382               58,798
                                                   -----------------     -----------------    -----------------
                                                         $19,360,470           $19,086,420             $274,050
                                                   =================     =================    =================
   Net unrealized appreciation.............................................................            $274,050
                                                                                              =================

The Diversified Portfolio had an unrealized translation loss on foreign currency receivables and payables as follows:

   Net unrealized translation (loss):
      Dividends Receivables                                             $9
      Interest Receivables                                          (4,355)
      Tax Expense Payables                                             211
                                                             -------------
         Net unrealized translation (loss)...............          ($4,135)
                                                             =============

The International Portfolio had an unrealized translation gain on foreign currency receivables and payables as follows:

   Net unrealized translation gain:
      Cash Denominated in  Foreign Currencies                      $37,841
      Pending Spot Foreign Exchange Purchases                        8,334
      Pending Spot Foreign Exchange Sales                          (14,573)
      Dividends Receivables                                          4,473
      Interest Receivables                                          (1,157)
      Tax Reclaim Receivables                                       (1,832)
      Sales Receivable                                             (28,233)
      Purchase Payables                                             13,825
                                                             -------------
         Net unrealized translation gain.................          $18,678
                                                             =============


                                    MSF-46

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Directors and Officers
--------------------------------------------------------------------------------
As of February 14, 1997

DIRECTORS:
-------------------------------------------------------------
Jeffrey J. Hodgman--Chairman of the Board
Steve A. Garban--Director
Malcolm T. Hopkins--Director
Robert A. Lawrence--Director
Dean O. Morton--Director
Michael S. Scott Morton--Director
John H. Tweedie--Director


OFFICERS:
-------------------------------------------------------------
Jeffrey J. Hodgman--President and Chief Executive Officer
Christopher P. Nicholas-- Vice-President, Chief Operating
                          Officer and Secretary
Joseph M. Panetta--Treasurer
Elaine Stevenson--Vice-President
Lawrence A. Vranka--Vice-President
Bradford W. White--Controller

            This report has been prepared for the prospective ownersof various insurance policies and annuity contracts issuedby Metropolitan Life Insurance Company and MetropolitanTower Life Insurance Company, a wholly-owned subsidiaryof Metropolitan Life, and shareholders of Metropolitan SeriesFund, Inc. This report is not authorized for distribution toprospective purchasers of any of those policies or contractsunless preceded or accompanied by the current prospectusesfor the appropriate contract or policy and for Metropolitan Series Fund, Inc., which contain other important facts including the sales deductions.



            If you want more information, contact yoursales representative.

MSFAnnualReport (0297)

Date of First Use: 2/28/97                              97021R4O(exp0897)MLIC-LD